As filed with the Securities and Exchange Commission on April 29, 1997

                         Securities Act Registration No. 33-86006
                 Investment Company Act Registration No. 811-8850


               SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

                    Pre-Effective Amendment No. _____                [ ]

                    Post-Effective Amendment No. 5                   [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                    Amendment No. 6                                  [X]

                   ICAP FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 2400
      Chicago, Illinois                             60606
(Address of Principal Executive Offices)          (Zip Code)

  Registrant's Telephone Number, including Area Code:
                    (312) 424-9100

                   Pamela H. Conroy
           Institutional Capital Corporation
           225 West Wacker Drive, Suite 2400
               Chicago, Illinois  60606
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

      Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment
Company Act of 1940; the Registrant's Rule 24f-2 Notice for the year ending December 31, 1997 will be filed on or before February 28, 1998.

      It is proposed that this filing will become effective (check appropriate box).

  [ ]  immediately upon filing  pursuant  to paragraph (b) of Rule 485
  [X]  on April 30, 1997 pursuant to paragraph (b) of Rule 485
  [ ]  60  days  after  filing  pursuant  to paragraph (a)(1) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ]  75  days  after  filing  pursuant  to paragraph (a)(2) of Rule 485
  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                 CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form
N-1A).

                                        Caption or Subheading in
                                        Prospectus or Statement
    Item No. on Form N-1A               of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

1.   Cover Page                         Cover Page

2.   Synopsis                           Summary; Summary of
                                        Portfolio Expenses

3.   Condensed Financial                Financial Highlights
     Information

4.   General Description of             Organization; Investment
     Registrant                         Objectives and Policies;
                                        Investment Techniques and
                                        Risks; Investment
                                        Restrictions

5.   Management of the Fund             Management

5A.  Management's Discussion            *
     of Fund Performance

6.   Capital Stock and Other            Dividends, Capital Gain
     Securities                         Distributions and Tax
                                        Treatment; Organization

7.   Purchase of Securities             How to Purchase Shares;
     Being Offered                      Determination of Net
                                        Asset Value; Exchange
                                        Privilege

8.   Redemption or Repurchase           How to Redeem Shares;
                                        Determination of Net
                                        Asset Value; Exchange
                                        Privilege

9.   Pending Legal Proceedings          **


PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information                Included in Prospectus
     and History                        under the heading
                                        Organization

13.  Investment Objectives and          Investment Restrictions;
     Policies                           Investment Policies and
                                        Techniques

14.  Management of the Fund             Directors and Officers

15.  Control Persons and Principal      Principal Shareholders;
     Holders of Securities              Directors and Officers;
                                        Investment Adviser

16.  Investment Advisory and            Investment Adviser;
Other Services                          Management (in
                                        Prospectus); Custodian;
                                        Dividend-Disbursing and
                                        Transfer Agent;
                                        Independent Accountants

17.  Brokerage Allocation and           Portfolio Transactions
     Other Practices                    and Brokerage

18.  Capital Stock and Other            Included in Prospectus
     Securities                         under the heading
                                        Organization

19.  Purchase, Redemption and           Included in Prospectus
     Pricing of Securities Being        under the headings How to
     Offered                            Purchase Shares; Determination
                                        of Net Asset Value; How to
                                        Redeem Shares; Exchange
                                        Privilege; and in the
                                        Statement of Additional
                                        Information under the
                                        heading Investment Adviser

20.  Tax Status                         Included in Prospectus
                                        under the heading
                                        Dividends, Capital Gain
                                        Distributions and Tax
                                        Treatment

21.  Underwriters                       **

22.  Calculations of                    Performance Information
     Performance Data

23.  Financial Statements               Financial Statements

________________________

* The information called for by this item is contained in the Annual Report of the Registrant.
**Answer negative or inapplicable.

                      PROSPECTUS

                    April 30, 1997


                   ICAP FUNDS, INC.


           225 West Wacker Drive, Suite 2400
                Chicago, Illinois 60606

                    1-888-221-ICAP
                   (1-888-221-4227)


      ICAP FUNDS, INC. is an open-end, diversified management investment company, known as a mutual fund
(the "Company"). The Company is currently comprised of two portfolios, the ICAP DISCRETIONARY EQUITY PORTFOLIO
(the  "Discretionary Equity Portfolio")  and  the  ICAP
EQUITY PORTFOLIO (the "Equity Portfolio") (hereinafter collectively referred to as the "Portfolios").


      The investment objective of each Portfolio is  to
seek  a  superior  total return with  only  a  moderate
degree  of risk. This investment objective is  relative
to and measured against the Standard & Poor's 500 Stock
Index (the "S&P 500"); the Portfolios seek to achieve a
total return greater than the S&P 500 with an equal  or
lesser   degree  of  risk  than  the  S&P  500.    Both
Portfolios  seek  to achieve this investment  objective
primarily   through   the   capital   appreciation   of
investments    in   U.S.   dollar-denominated    equity
securities of companies with market capitalizations  of
at least $500 million.  The distinction between the two
Portfolios  is that the Discretionary Equity  Portfolio
has  the  discretion to invest up to 35% of  its  total
assets  and,  for temporary defensive purposes,  up  to
100% of its total assets, in cash and  short-term fixed
income  securities;  hence,  the  name  "Discretionary"
Equity  Portfolio.  The Equity Portfolio, on the  other
hand,  will  not  invest in cash  or  short-term  fixed
income  securities for investment purposes, but  rather
intends,   under  normal  market  conditions,   to   be
virtually fully invested at all times. The Portfolios are 100% "no-load." There are no sales, redemption or 12b-1 fees.


       This   Prospectus  sets  forth   concisely   the
information  that  you  should be  aware  of  prior  to
investing  in the Company.  Please read this Prospectus
carefully   and   retain  it  for   future   reference.
Additional   information  regarding  the   Company   is
included  in  the  Statement of Additional  Information
dated  April  30, 1997, which has been filed  with  the
Securities  and Exchange Commission and is incorporated
in  this  Prospectus  by  reference.   A  copy  of  the
Company's   Statement  of  Additional  Information   is
available without charge by writing to the Company at ICAP Funds, Inc., c/o Sunstone Investor Services, LLC,
P.O. Box 2160, Milwaukee, Wisconsin 53201-2160 or by calling 1-888-221-ICAP (1-888-221-4227).

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,  NOR  HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

                                                             Page

SUMMARY                                                         4
     Investment Objective                                       4
     Investment Adviser                                         4
     Purchases and Redemptions                                  4
     Shareholder Services                                       4

SUMMARY OF PORTFOLIO EXPENSES                                   5
     Fee Tables                                                 5
     Example                                                    5

FINANCIAL HIGHLIGHTS                                            6

INVESTMENT OBJECTIVES AND POLICIES                              7

DISCRETIONARY EQUITY PORTFOLIO                                  7
     Investment Objective                                       7
     Investment Policies                                        7

EQUITY PORTFOLIO                                                8
     Investment Objective                                       8
     Investment Policies                                        8

INVESTMENT TECHNIQUES AND RISKS                                 8
     Investment Grade Debt Securities                           8
     Short-Term Fixed Income Securities                         8
     When-Issued Securities                                     9
     Illiquid Securities                                        9
     ADRs                                                       9
     Options and Futures Transactions                          10
     Portfolio Turnover                                        10

INVESTMENT RESTRICTIONS                                        10

MANAGEMENT                                                     11

HOW TO PURCHASE SHARES                                         11
     Initial Investment - Minimum $100,000                     12
     Subsequent Investments - Minimum $1,000                   12
     Wire Instructions                                         12


HOW TO REDEEM SHARES                                           13
     Written Redemption                                        13
     Systematic Withdrawal Plan                                13
     Signature Guarantees                                      14

EXCHANGE PRIVILEGE                                             14

TAX-SHELTERED RETIREMENT PLANS                                 14
     Individual Retirement Account                             14
     Simplified Employee Pension Plan                          15

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX
     TREATMENT                                                 15

DETERMINATION OF NET ASSET VALUE                               16

SHAREHOLDER REPORTS                                            16

ORGANIZATION                                                   16

ADMINISTRATOR AND FUND ACCOUNTANT                              17

CUSTODIAN AND TRANSFER AGENT                                   17

COMPARISON OF INVESTMENT RESULTS                               17


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained  in  this  Prospectus and  the  Statement  of
Additional  Information, and if  given  or  made,  such
information  or representations may not be relied  upon
as   having  been  authorized  by  the  Company.   This
Prospectus  does  not  constitute  an  offer  to   sell
securities in any state to any person to whom it is unlawful to make such offer in such state.

                  SUMMARY

Investment Objective

     The investment objective of both the Discretionary
Equity Portfolio and the Equity Portfolio, each being a
separate   portfolio  of  the  Company,  an   open-end,
diversified management investment company, is to seek a
superior  total return with only a moderate  degree  of
risk.   This  investment objective is relative  to  and
measured  against the S&P 500; the Portfolios  seek  to
achieve a total return greater than the S&P 500 with an
equal  or lesser degree of risk than the S&P 500.   The
Portfolios  seek  to achieve this investment  objective
primarily   through   the   capital   appreciation   of
investments    in   U.S.   dollar-denominated    equity
securities of companies with market capitalizations  of
at least $500 million.  The distinction between the two
Portfolios  is that the Discretionary Equity  Portfolio
may  invest  up  to 35% of its total  assets  and,  for
temporary  defensive purposes, up to 100% of its  total
assets, in cash and short-term fixed income securities,
while the Equity Portfolio intends, under normal market
conditions,  to  be  virtually fully  invested  at  all
times.   Each  Portfolio's investments are  subject  to
market  risk and the value of its shares will fluctuate
with   changing  market  valuations  of  its  portfolio
holdings.  See "INVESTMENT OBJECTIVES AND POLICIES" and
"INVESTMENT TECHNIQUES AND RISKS."

Investment Adviser

      Institutional Capital Corporation ("ICAP") is the
investment  adviser  to  the  Portfolios.    ICAP   was
organized in 1970 and acts as the investment adviser to
individual  and  institutional clients with  investment
portfolios   of   approximately  $7.0   billion.    See
"MANAGEMENT."

Purchases and Redemptions

      Shares of the Portfolios are sold and redeemed at
net asset value without the imposition of any sales  or
redemption  charges.   The minimum  initial  investment
required  by  each Portfolio is $100,000.  The  minimum
subsequent investment is $1,000.  These minimums may be
changed or waived at any time at the discretion of  the
Company.   See  "HOW TO PURCHASE SHARES"  and  "HOW  TO
REDEEM  SHARES."   Shares  in  one  Portfolio  may   be
exchanged for shares in another Portfolio at their relative net asset values. See "EXCHANGE PRIVILEGE."

Shareholder Services

      Questions regarding either of the Portfolios may be directed to the Company at the address and telephone number below:


                   ICAP Funds, Inc.
          c/o Sunstone Investor Services, LLC
                     P.O. Box 2160
            Milwaukee, Wisconsin 53201-2160
                    1-888-221-ICAP
                   (1-888-221-4227)

             SUMMARY OF PORTFOLIO EXPENSES

      The  purpose  of  the following  Fee  Tables  and
Example  is to assist an investor in understanding  the
various costs and expenses that an investor in  one  or
both  of the Portfolios will bear directly (shareholder
transaction   expenses)  or  indirectly  (annual   fund
operating expenses).

Fee Tables

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases              NONE
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE
     Exchange Fees                                NONE

    Annual Operating Expenses (after waivers or reimbursements)
    (as a percentage of average net assets)

                                          Discretionary
                                              Equity        Equity
                                            Portfolio     Portfolio

   Management Fees                            0.80%          0.80%
   12b-1 Fees                                  NONE           NONE
   Other Expenses (net of reimbursement)         0%             0%
   TOTAL OPERATING EXPENSES                   0.80%          0.80%
   (after waivers or reimbursements)


       For  the  year  ended  December  31,  1996,  the
Portfolios'   investment  adviser,  ICAP,   voluntarily
agreed  to  waive  its management fee and/or  reimburse
each  Portfolio's  operating  expenses  to  the  extent
necessary  to  ensure  that neither  Portfolio's  Total
Operating  Expenses exceeded 0.80% of that  Portfolio's
average daily net assets.  Absent these reimbursements,
Other  Expenses  and Total Operating Expenses  for  the
Discretionary  Equity Portfolio would have  been  0.31%
and  1.11%,  respectively;  Other  Expenses  and  Total
Operating Expenses for the Equity Portfolio would  have
been   0.32%   and  1.12%,  respectively.    ICAP   has
voluntarily      agreed      to      continue      this
waiver/reimbursement  policy  for   the   year   ending
December 31, 1997, and for an indefinite amount of time
beyond   that   date.    For   additional   information
concerning fees and expenses, see "MANAGEMENT."


      There are certain charges associated with certain
services  offered by the Portfolios, such as a  service
fee   of  $10.00  for  redemptions  effected  via  wire
transfer.   See "HOW TO REDEEM SHARES."  Purchases  and
redemptions may also be made through broker/dealers or others who may charge a commission or other transaction fee for their services.

Example

      You  would pay the following expenses on a $1,000
investment,  assuming  (i) 5% annual  return  and  (ii)
redemption at the end of each time period:
                   Discretionary
                       Equity         Equity
                     Portfolio      Portfolio

   1 Year                 $8             $8
   3 Years               $26            $26
   5 Years               $46            $46
   10 Years             $102           $102

      The  Example  is  based on  the  Total  Operating
Expenses  specified  in the Annual  Operating  Expenses
table.   The amounts in the Example may increase absent
the  waivers  or reimbursements.  Please remember  that
the Example should not be considered representative  of
past or future expenses and that actual expenses may be
greater or lesser than those shown.  The assumption  in
the  Example of a 5% annual rate of return is  required
by   regulations   of  the  Securities   and   Exchange
Commission  ("SEC")  applicable to  all  mutual  funds.
This   return  is  hypothetical  and  should   not   be
considered representative of past or future performance of the Portfolios.


                 FINANCIAL HIGHLIGHTS

      The  following  Financial  Highlights  have  been
audited   by  Coopers  &  Lybrand  L.L.P.,  independent
certified public accountants.  Their report is included
in  the  Portfolios' Annual Report for the  year  ended
December 31, 1996.  The Financial Highlights should  be
read  in conjunction with the financial statements  and
related notes included in the Annual Report, a copy  of
which  may  be  obtained without charge by  calling  or
writing  to  the  Company  at  ICAP  Funds,  Inc.,  c/o
Sunstone   Investor  Services,  LLC,  P.O.  Box   2160,
Milwaukee, Wisconsin 53201-2160, 1-888-221-ICAP (1-888-
221-4227).   Both  Portfolios commenced  operations  on
January 1, 1995.

                                                  Discretionary
                                                   Equity            Equity
                                                 Portfolio          Portfolio
                                                December 31,      December 31,
(For a share outstanding
 throughout the year)                          1996     1995      1996    1995
Net asset value, beginning of year            $25.42   $20.00    $26.03  $20.00

Income from investment operations:
 Net investment income                          0.36     0.31      0.31    0.28
 Net realized and unrealized gain on
  investments                                   6.09     6.70      6.49    7.45

  Total income from investment operations       6.45     7.01      6.80    7.73

Less distributions:
 From net investment income                    (0.36)   (0.31)    (0.30)  (0.28)
 From net realized gain on investments         (1.96)   (1.27)    (1.37)  (1.41)
 In excess of book net realized gain
  on investments                                 --     (0.01)      --    (0.01)

  Total distributions                          (2.32)   (1.59)    (1.67)  (1.70)

Net asset value, end of year                   $29.55   $25.42   $31.16  $26.03

Total return                                   25.55%   35.21%    26.26%  38.85%

Supplemental data and ratios:
 Net assets, end of year (in thousands)      $110,280  $37,362 $149,125  $46,788
 Ratio of expenses to average net assets(1)     0.80%    0.80%    0.80%    0.80%
   Ratio of net investment income to
    average net assets(1)                       1.35%    1.71%    1.15%    1.49%
 Portfolio turnover rate                         138%     102%     125%     105%
 Average commission rate paid on portfolio    $0.0356      N/A  $0.0365      N/A
  investment transactions

_______________

 (1)    Net  of  waivers by ICAP.  Without  waivers  of
  expenses,  the  ratio  of  expenses  to  average  net
  assets  for the Discretionary Equity Portfolio  would
  have  been  1.11%  and 1.56%, and the  ratio  of  net
  investment  income to
  average net assets  would  have
  been  1.04%  and  0.95% for the years ended  December
  31,   1996   and  December  31,  1995,  respectively.
  Without waivers of expenses, the ratio of expenses to average net assets for the Equity Portfolio would have been 1.12% and 1.44%, and the ratio of net investment income to average net assets would have been 0.83% and 0.85% for the years ended December
  31, 1996 and December 31, 1995, respectively.


          INVESTMENT OBJECTIVES AND POLICIES

     The initial step in the investment process focuses
on   top-down  research.   ICAP  develops  an  economic
framework  (including an interest rate,  inflation  and
business cycle outlook) and analyzes strategic economic
and/or   industry   themes  to   identify   appropriate
investments.


      The  key  to the investment process is  bottom-up
stock  selection and the identification of a  catalyst.
A   variety  of  proprietary  research  techniques  and
computer   models  are  used  to  search  for   issuers
possessing the best relative value based on proprietary
price/earnings  projections and  analysis  of  earnings
momentum.  Furthermore, a clear catalyst, either stock-
specific,  industry  or economic, which  ICAP  believes
will  trigger  significant  price  appreciation  in   a
definable time period must exist. In order to enhance its internal research, ICAP also utilizes a wide variety of external sources for investment information including recognized strategists, economists, technical and fundamental analysts, corporate executives and industry sources.

      For  each investment, ICAP establishes an  upside
price  target  and  a  downside risk  potential.   This
strategy   allows   for   continuous   monitoring    of
fundamental  conditions  and stock  price  performance.
Although   ICAP   typically  expects   the   investment
potential of each investment to be realized over a nine
to  fifteen  month time period, it is not  unusual  for
equities  to  be  held  for  a  longer  period  if  the
potential  is justified.  Investments that underperform
the   market   are   reviewed  intensively.    If   the
risk/reward   of   a   particular  investment   becomes
unattractive or the reasons for owning the security no longer appear valid, the investment is typically sold expeditiously to avoid future underperformance.

      The investment objectives presented below may not
be   changed   without  shareholder  approval.    Other
investment  restrictions  which  may  not  be   changed
without  shareholder  approval  are  contained  in  the
Company's  Statement of Additional Information.   Since
all  investments are subject to inherent market  risks,
there  is  no assurance that these objectives  will  be
realized.    Except  for  the  Portfolio's   investment
objective and the investment restrictions enumerated in the Company's Statement of Additional Information, a
Portfolio's policies may be changed without a vote of the Portfolio's shareholders.


            DISCRETIONARY EQUITY PORTFOLIO

Investment Objective

      The Discretionary Equity Portfolio's investment objective is to seek a superior total return with only a moderate degree of risk. This investment objective is relative to and measured against the S&P 500; the Portfolio seeks to achieve a total return greater than the S&P 500 with an equal or lesser degree of risk than the S&P 500. The distinction between the Discretionary
Equity Portfolio and the Equity Portfolio is that the Discretionary Equity Portfolio may invest up to 35% of its total assets and, for temporary defensive purposes, up to 100% of its total assets, in cash and short-term fixed income securities while the Equity Portfolio intends to be virtually fully invested in equity securities at all times.

Investment Policies

      The  Discretionary  Equity Portfolio  will  seek,
under   normal  market  conditions,  to   achieve   its
investment objective by investing its assets  primarily
in   U.S.   dollar-denominated  equity  securities   of
companies with market capitalizations of at least  $500
million, which include, but are not limited to,  common
stocks;  preferred stocks; warrants
to purchase  common
stocks   or   preferred  stocks;  American   Depository
Receipts  ("ADRs");  and  securities  convertible  into
common  or preferred stocks, such as convertible  bonds
and debentures rated Baa or higher by Moody's Investors
Service  ("Moody's")  or BBB or higher  by  Standard  &
Poor's  ("S&P"), Duff & Phelps, Inc. ("D&P")  or  Fitch
Investors  Service, Inc. ("Fitch").  In  addition,  the
Discretionary Equity Portfolio may invest up to 35%  of
its  total  assets in cash and short-term fixed  income
securities   for   any   purpose,   including   pending
investment or reinvestment, and may invest up  to  100%
of  its  assets  in  such instruments  as  a  temporary
defensive   measure.   However,  under  normal   market
conditions, at least 65% of the value of its total assets will be invested in equity securities.


                   EQUITY PORTFOLIO

Investment Objective

      The Equity Portfolio's investment objective is to
seek  a  superior  total return with  only  a  moderate
degree  of risk.  This investment objective is relative
to  and  measured  against the S&P 500;  the  Portfolio
seeks  to achieve a total return greater than  the  S&P
500 with an equal or lesser degree of risk than the S&P
500.   The  Equity  Portfolio intends to  be  virtually
fully  invested at all times with only nominal cash  or
short-term fixed income positions held at any time.  If
cash  or  short-term fixed income securities are  held,
however,  it  would  be to meet anticipated  redemption
requests,  pay expenses and pending investment,  which,
in  any  case,  generally would not exceed  5%  of  the
Equity  Portfolio's total assets.  The Equity Portfolio
may,  however,  temporarily exceed this 5%  limitation,
but  only in circumstances pending investment and  only
for   short  periods  of  time.   Because  the   Equity
Portfolio  will  hold only nominal cash and  short-term
fixed  income positions, it may be subject  to  greater
risk   in   times   of  market  volatility   than   the
Discretionary Equity Portfolio.

Investment Policies

      The  Equity  Portfolio will seek to  achieve  its
investment objective by investing its assets  primarily
in   U.S.   dollar-denominated  equity  securities   of
companies with market capitalizations of at least  $500
million, which include, but are not limited to,  common
stocks;  preferred stocks; warrants to purchase  common
stocks   or  preferred  stocks;  ADRs;  and  securities
convertible  into common or preferred stocks,  such  as
convertible bonds and debentures rated Baa or higher by
Moody's  or BBB or higher by S&P, D&P or Fitch.   Under
normal market conditions, at least 65% of the value  of
its  total  assets  will  be invested  in  such  equity
securities.  The Equity Portfolio will only  hold  cash
or   short-term   fixed  income  securities   to   meet
anticipated  redemption  requests,  pay  expenses   and
pending   investment.    As  a   result,   the   Equity
Portfolio's investment in such securities generally will not exceed 5% of its total assets.


            INVESTMENT TECHNIQUES AND RISKS

      Neither Portfolio will invest more than 5% of its
net  assets  in  any  one  of the  following  types  of
investments:   investment grade debt  securities;  non-
investment grade debt securities (commonly referred  to
as   "junk   bonds");  warrants;  illiquid  securities;
unseasoned companies; and transactions in short sales against the box.

Investment Grade Debt Securities

      Investment grade debt securities include bonds rated Baa or higher by Moody's and BBB or higher by S&P, D&P or Fitch. Bonds rated BBB by S&P, D&P or
Fitch or Baa by Moody's, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher rated bonds. For a more extensive discussion of these ratings, see the Company's Statement of Additional
Information.

Short-Term Fixed Income Securities

      The Discretionary Equity Portfolio may invest  up
to 35% of its total assets and the Equity Portfolio may
generally  not invest more than 5% of its total  assets
in  cash  and  short-term fixed income securities.   In
addition,  when

ICAP believes that  market  conditions
warrant, the Discretionary Equity Portfolio may  invest
up  to  100%  of  its  assets in such  instruments  for
temporary defensive purposes.  Short-term fixed  income
securities must be rated at least A or higher  by  S&P,
Moody's  or  Fitch or A- or higher by D&P, and  include
without  limitation the following securities,  each  of
which  has  a stated maturity of one year or less  from
the  date of purchase unless otherwise indicated:  U.S.
government  securities,  including  bills,  notes   and
bonds,  differing as to maturity and rate of  interest,
which  are  either  issued or guaranteed  by  the  U.S.
Treasury   or   by   U.S.  governmental   agencies   or
instrumentalities;  certificates  of   deposit   issued
against  funds deposited in a U.S. bank or savings  and
loan  association; bank time deposits, which are monies
kept  on  deposit with U.S. banks or savings  and  loan
associations  for a stated period of time  at  a  fixed
rate of interest; bankers' acceptances which are short-
term  credit  instruments used  to  finance  commercial
transactions;  commercial paper  and  commercial  paper
master  notes (which are demand instruments  without  a
fixed  maturity  bearing interest at  rates  which  are
fixed to known lending rates and automatically adjusted
when such lending rates change) rated A-1 or better  by
S&P, Prime-1 or better by Moody's, Duff 2 or higher  by
D&P,  or  Fitch  2 or higher by Fitch;  and  repurchase
agreements   entered   into  only   with   respect   to
obligations of the U.S. government, its agencies or instrumentalities. Repurchase agreements could involve certain risks in the event of the default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio's ability to dispose of the underlying securities.

When-Issued Securities

      Each  Portfolio may invest without limitation  in
securities  purchased  on  a  when-issued  or   delayed
delivery  basis  ("When-Issued Securities").   Although
the   payment   and  terms  of  these  securities   are
established at the time the purchaser enters  into  the
commitment, these securities may be delivered and  paid
for  at  a  future  date,  generally  within  45  days.
Purchasing When-Issued Securities allows a Portfolio to
lock  in  a  fixed price on a security  it  intends  to
purchase.   The Portfolios will segregate and  maintain
cash; cash equivalents; U.S. government securities; or other liquid securities in an amount at least equal to the amount of outstanding commitments for When-Issued
Securities at all times. Such securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Illiquid Securities

     Each Portfolio may invest up to 5% of the value of
its  net  assets in illiquid securities, which include,
but   are   not   limited  to,  restricted   securities
(securities  the  disposition of  which  is  restricted
under  the  federal securities laws); securities  which
may  only  be  resold pursuant to Rule 144A  under  the
Securities Act of 1933; and repurchase agreements  with
maturities  in excess of seven days.  Risks  associated
with   restricted  securities  include  the   potential
obligation  to  pay  all or part  of  the  registration
expenses  in  order to sell restricted  securities.   A
considerable period of time may elapse between the time
of  the decision to sell a restricted security and  the
time  a  Portfolio may be permitted to  sell  under  an
effective  registration statement  or  otherwise.   If,
during  such  a  period,  adverse  conditions  were  to
develop,  the  Portfolio might obtain a less  favorable
price  than  that which prevailed when  it  decided  to
sell.   The  Board  of Directors of  the  Company  (the
"Board of Directors") or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Directors has adopted guidelines and delegated this determination to ICAP.

ADRs

       Each   of  the  Portfolios  may  invest  without
limitation   in  ADRs  or  other  foreign   instruments
denominated   in  U.S.  dollars.   ADRs  are   receipts
typically  issued  by  a  U.S. bank  or  trust  company
evidencing ownership of the underlying foreign security
and  denominated  in U.S. dollars.   Some  institutions
issuing ADRs may not be sponsored by the issuer.  A non-
sponsored   depository  may  not   provide   the   same
shareholder information that a sponsored depository  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.


      Investments  in  securities  of  foreign  issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published  about  companies in the U.S.   Additionally,
foreign   companies   are  not   subject   to   uniform
accounting, auditing and financial reporting standards.
Other  risks  inherent  in foreign  investment  include
expropriation; confiscatory taxation; withholding taxes
on dividends and interest; less extensive regulation of
foreign brokers, securities markets and issuers;  costs
incurred   in   conversions  between  currencies;   the
possibility   of  delays  in  settlement   in   foreign
securities markets; limitations on the use or  transfer
of  assets  (including suspension  of  the  ability  to
transfer currency from a given country); the difficulty
of enforcing obligations in other countries; diplomatic
developments;  and  political  or  social  instability.
Foreign  economies may differ favorably or  unfavorably
from  the  U.S. economy in various respects,  and  many
foreign securities are less liquid and their prices are
more  volatile  than comparable U.S. securities.   From
time  to  time, foreign securities may be difficult  to
liquidate   rapidly  without  adverse  price   effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Options and Futures Transactions

      Each of the Portfolios may engage in options  and
futures transactions which are sometimes referred to as
derivative  transactions.  A  Portfolio's  options  and
futures  transactions may include instruments  such  as
stock  index  options  and  futures  contracts.    Such
transactions may be used for several reasons, including
hedging  unrealized  portfolio gains.   The  Portfolios
will  only  engage in futures and options  transactions
which must, pursuant to regulations promulgated by  the
Commodity  Futures  Trading  Commission  (the  "CFTC"),
constitute bona fide hedging or other permissible  risk
management  transactions and will not enter  into  such
transactions if the sum of the initial margin  deposits
and premiums paid for unexpired options exceeds 5% of a
Portfolio's   total   assets.   In  addition,   neither
Portfolio   will   enter  into  options   and   futures
transactions  if  more than 30% of  a  Portfolio's  net
assets  would  be  committed to  such  instruments.   A
Portfolio may hold a futures or options position  until
its  expiration,  or it can close out such  a  position
before  then  at  current value if a  liquid  secondary
market is available.  If a Portfolio cannot close out a
position, it may suffer a loss apart from any  loss  or
gain  experienced at the time the Portfolio decided  to
close the position.  When required by guidelines of the
SEC   or  the  CFTC,  each  Portfolio  will  set  aside
permissible  liquid assets in a segregated  account  to
secure  its potential obligations under its futures  or
options  positions.   Such liquid  assets  may  include
cash, U.S. government securities and other liquid securities. For a further discussion of options and futures transactions, please see the Statement of Additional Information.



Portfolio Turnover

      Each  Portfolio's  historical portfolio  turnover
rate  is  listed  under "Financial Highlights."   Under
normal  market  conditions, each Portfolio  anticipates
that  its  portfolio turnover rate will  generally  not
exceed  150%  and  is expected to be between  100%  and
125%.   A  turnover  rate  of  100%  would  occur,  for
example,  if all of the securities held by a  Portfolio
were  replaced  within  one  year.   In  the  event   a
Portfolio has a turnover rate of 100% or more in any year, it would result in the payment by the Portfolio of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains.


                INVESTMENT RESTRICTIONS

      The Company has adopted several restrictions on the investments and other activities of the Portfolios that may not be changed without shareholder approval.
For example, neither Portfolio may:

      (1)   With  respect to 75% of its  total  assets,
purchase   the   securities  of  any   issuer   (except
securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

      (2)  Borrow money, except that the Portfolio  may
(i)  borrow money from banks for temporary or emergency
purposes  (but  not  for leverage or  the  purchase  of
investments) and (ii) make other investments or  engage
in  other transactions permissible under the Investment
Company  Act  of  1940 which may involve  a  borrowing,
provided that the
combination of (i) and (ii) shall not
exceed  33  1/3% of the value of the Portfolio's  total
assets  (including  the  amount  borrowed),  less   the
Portfolio's liabilities (other than borrowings).

      For additional investment restrictions, see the Company's Statement of Additional Information.


                      MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Company's business and affairs. The Company has entered into an investment advisory agreement with ICAP dated December
30, 1994 (the "Investment Advisory Agreement") pursuant to which ICAP manages each Portfolio's investments and business affairs, subject to the supervision of the Company's Board of Directors. The Board of Directors also oversees duties required by applicable state and federal law.


     ICAP, an independent investment advisory firm, was
founded  in  1970  and is located at  225  West  Wacker
Drive, Suite 2400, Chicago, Illinois 60606.  Under  the
Investment    Advisory   Agreement,   each    Portfolio
compensates  ICAP for its investment advisory  services
at  the annual rate of 0.80% of the Portfolio's average
daily  net  assets.   For the year ended  December  31,
1996,  ICAP  voluntarily agreed to waive its management
fee   and/or   reimburse  each  Portfolio's   operating
expenses to the extent necessary to ensure that neither
Portfolio's Total Operating Expenses exceeded 0.80%  of
the  Portfolio's  average daily net assets.   ICAP  has
voluntarily      agreed      to      continue      this
waiver/reimbursement  policy  for   the   year   ending
December 31, 1997 and for an indefinite amount of  time
beyond  that  date.  Any such waiver  or  reimbursement
will  have  the effect of lowering the overall  expense
ratio  for the Portfolio and increasing the Portfolio's
overall  return  to  investors for the  time  any  such
amounts  were waived and/or reimbursed.  For  the  year
ended   December   31,   1996,   after   waivers    and
reimbursements, these expenses totaled 0.80% of each Portfolio's average net assets.


      The  investment decisions for each Portfolio  are
made  through  a team approach, with all  of  the  ICAP
investment  professionals contributing to the  process.
Each of the officers and other investment professionals
of  ICAP  has  developed an expertise in at  least  one
functional investment area, including equity  research,
strategy, fixed income analysis, quantitative research,
technical research and trading.  A key element  in  the
decision-making   process  is   a   formal   investment
committee  meeting  generally held several  times  each
week  and attended by all the investment professionals.
At  this  meeting,  a comprehensive  review  of  ICAP's
investment    position   is   undertaken.     Pertinent
information   from  outside  sources  is   shared   and
incorporated   into   the  investment   outlook.    The
investment  strategy,  each  asset  sector   and   each
individual  security  holding are  reviewed  to  verify
their     continued    appropriateness.      Investment
recommendations are presented to the committee for decisions.


        ICAP    provides    continuous    advice    and
recommendations concerning each Portfolio's investments
and is responsible for selecting the broker/dealers who
execute the portfolio transactions.  In executing  such
transactions, ICAP seeks to obtain the best net results
for the Portfolios.  ICAP provides office space for the
Company and pays the salaries, fees and expenses of all
officers   and  directors  of  the  Company   who   are
interested  persons  of  ICAP.   ICAP  also  serves  as
investment adviser to pension and profit-sharing plans,
and  other institutional and private investors.  As  of
April  1,  1997,  ICAP had approximately  $7.0  billion
under  management.   Mr. Robert H. Lyon,  President  of
ICAP, owns shares representing 51% of the voting rights of ICAP, which constitutes a controlling interest.


                HOW TO PURCHASE SHARES

     Shares of the Portfolios are offered and sold on a
continuous  basis at the next offering price calculated
after  receipt of the purchase order by the  Portfolio.
This price is the net asset value of the Portfolio  and
is  determined  as  of the close of trading  (generally
4:00  p.m., Eastern Standard Time, or the close of  the
New  York Stock Exchange (the "NYSE") if different)  on
each  day the NYSE is open.  See "DETERMINATION OF  NET
ASSET VALUE."  The price at which your purchase will be
effected  is  based on the Portfolio's net asset  value
next  determined  after  the  Portfolio  receives   and
accepts  your  request.  A confirmation indicating  the
details  of  the  transaction  will  be  sent  to
you
promptly.   Shares  are credited to your  account,  but
certificates are not issued. However, you will have full shareholder rights.


      The  minimum initial investment required by  each
Portfolio is $100,000.  Subsequent investments  may  be
made   by  mail  or  wire  with  a  minimum  subsequent
investment of $1,000.  The Company reserves  the  right
to   change  or  waive  these  minimums  at  any  time.
Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.


      Payment may be delayed for up to seven business days on redemption requests for recent purchases made by check in order to ensure that the check has cleared.
This is a security precaution only and does not affect your investment.


Initial Investment - Minimum $100,000

      You  may  purchase  shares of the  Portfolios  by
completing  an  application (which can be  obtained  by
calling 1-888-221-ICAP (1-888-221-4227)) and mailing it
along  with  a  check or money order payable  to  "ICAP
Funds"  to:   ICAP  Funds, Inc., c/o Sunstone  Investor
Services,  LLC  (the Transfer Agent),  P.O.  Box  2160,
Milwaukee,   Wisconsin   53201-2160.    For   overnight
deliveries,  please use 207 East Buffalo Street,  Suite
315,  Milwaukee, Wisconsin 53202-5712.  Purchases  must
be made in U.S. dollars and all checks must be drawn on
a  U.S.  bank.  Cash, credit cards, third-party  checks
and  credit card checks will not be accepted.  If  your
check does not clear, you will be charged a $20 service
fee.   You  will  also be responsible  for  any  losses
suffered by a Portfolio as a result. All applications to purchase shares of the Portfolios are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to decline to accept a purchase order application in whole or in part.

      Alternatively, you may place an order to purchase
shares  of  the  Portfolios  through  a  broker/dealer.
Broker/dealers may charge a transaction fee for placing
orders  to  purchase  Portfolio  shares.   It  is   the
responsibility of the broker/dealer to place the order with the appropriate Portfolio on a timely basis.

      In  addition,  you  may purchase  shares  of  the
Portfolios  by  wire.   To  purchase  shares  by   wire
transfer, please follow the wire instructions listed on page 13.


Subsequent Investments - Minimum $1,000

      Additions to your account in amounts of $1,000 or
more  may be made by mail or by wire .  When making  an
additional purchase by mail, enclose a check payable to
"ICAP Funds" along with the Additional Investment  Form
provided on the lower portion of your account statement
and  send  both the check and the form to  ICAP  Funds,
Inc.,  c/o  Sunstone Investor Services, LLC,  P.O.  Box
2160,  Milwaukee, Wisconsin 53201-2160.  For  overnight
deliveries,  please use 207 East Buffalo Street,  Suite
315,  Milwaukee,  Wisconsin  53202-5712.   To  make  an
additional purchase by wire, please follow the wire instructions listed on page 13.


Wire Instructions

      To  establish  a  new account by  wire  transfer,
please call the Transfer Agent at 1-888-221-ICAP (1-888-
221-4227).   The Transfer Agent will assign an  account
number to you at that time.

     Initial and subsequent investments should be wired through the Federal Reserve System as follows:

               UMB Bank, n.a.
               ABA Number 101000 695
               For credit to ICAP Funds, Inc.
               Account Number 987-0609665
               For further credit to ICAP Funds, Inc.
               (investor account number)
               (name or account registration)
               (social security or taxpayer identification number) (identify which Portfolio to purchase)


Wired funds are considered received and accepted on the day they are deposited in the Portfolio's account if they reach the account by the Portfolio's cut-off time for purchases and all required information is provided in the wire instructions. The Portfolios are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.


                 HOW TO REDEEM SHARES

      You may request redemption of part or all of your
Portfolio  shares at any time.  The price  you  receive
will  be the net asset value next determined after  the
Portfolio  receives your request in proper form.   Once
your redemption request is received in proper form, the
Portfolio  normally will mail or wire  your  redemption
proceeds  the next business day and, in any  event,  no
later  than  seven days after receipt of  a  redemption
request.   However, payment may be delayed  for  up  to
seven  business days on redemption requests for  recent
purchases  made  by check in order to ensure  that  the
check  has  cleared.   In addition  to  the  redemption
procedures described below, redemptions may also be made through broker/dealers who may charge a commission or other transaction fee.

Written Redemption

      For  all redemption requests, you must furnish  a
written,  unconditional request to:  ICAP Funds,  Inc.,
c/o  Sunstone  Investor Services, LLC, P.O.  Box  2160,
Milwaukee,   Wisconsin  53201-2160.    For   redemption
requests  sent via overnight delivery, please  use  207
East  Buffalo  Street, Suite 315, Milwaukee,  Wisconsin
53202-5712.     If   your   redemption    request    is
inadvertently sent to ICAP, the investment  adviser  to
the  Portfolios,  it  will  be  forwarded  to  Sunstone
Investor  Services,  LLC, but  the  effective  date  of
redemption  will  be  delayed  until  the  request   is
received  by  Sunstone  Investor  Services,  LLC.   The
request  must: (i) be signed exactly as the shares  are
registered, including the signature of each  owner  and
(ii)  specify the number of Portfolio shares or  dollar
amount to be redeemed.  Additional documentation may be
requested from corporations, executors, administrators,
trustees,  guardians, agents or attorneys-in-fact.   In
case  of  any questions concerning the nature  of  such
documentation, Sunstone Investor Services,  LLC  should
be   contacted   at   1-888-221-ICAP  (1-888-221-4227).
Redemption  proceeds may be wired to a commercial  bank
authorized  on your account application.  However,  you
will   be  charged  a  $10.00  service  fee  for   such
redemptions.


Systematic Withdrawal Plan

      You  may  set up automatic withdrawals from  your
Portfolio  account  at  regular  intervals.   To  begin
distributions,  you  must have an  initial  balance  of
$100,000 in your account and withdraw at least  $10,000
per  payment.   To establish the Systematic  Withdrawal
Plan,  you  must complete a Systematic Withdrawal  Plan
Application  and  return it to ICAP  Funds,  Inc.,  c/o
Sunstone   Investor  Services,  LLC,  P.O.  Box   2160,
Milwaukee,  Wisconsin   53201-2160.   Redemptions  will
take place on the 5th and/or 20th day of the month  (or
the  following  business  day)  as  indicated  on  your
Systematic Withdrawal Plan Application.  Depending upon
the  size  of the account and the withdrawals requested
(and  fluctuations in the net asset value of the shares
redeemed),  redemptions for the purpose  of  satisfying
such  withdrawals  may  reduce  or  even  exhaust  your
account.   If the amount remaining in your  account  is
not  sufficient to meet a plan payment,  the  remaining
amount   will  be  redeemed  and  the  plan   will   be
terminated.

Signature Guarantees

      As  a protection to both you and the Company, the
Company   requires  a  signature  guarantee   for   all
authorized  owners of an account:  (i) if  you  request
that redemption proceeds be mailed or wired to a person
other than the registered owner(s) of the shares;  (ii)
if  you  request that redemption proceeds be mailed  or
wired to other than the address of record; or (iii)  if
you  submit a redemption request within 30 days  of  an
address  change.  A signature guarantee may be obtained
from any eligible guarantor institution, as defined  by
the  SEC.   These  institutions include banks,  savings
associations,  credit  unions,  brokerage   firms   and
others. Please note that a notary public stamp or seal is not acceptable.


      Your account may be terminated by the Company on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                  EXCHANGE PRIVILEGE

      You  may exchange your shares in a Portfolio  for
shares  in  any other Portfolio of the Company  at  any
time by written request.  The value of the shares to be
exchanged  and the price of the shares being  purchased
will  be  the  net  asset value next  determined  after
receipt  and  acceptance of instructions for  exchange.
An  exchange from one Portfolio to another  is  treated
the  same as an ordinary sale and purchase for  federal
income tax purposes and you will realize a capital gain
or  loss.   This is not a tax-free exchange.   Exchange
requests  should be directed to: ICAP Funds, Inc.,  c/o
Sunstone   Investor  Services,  LLC,  P.O.  Box   2160,
Milwaukee, Wisconsin 53201-2160. For exchange requests sent via overnight delivery, please use 207 East
Buffalo Street, Suite 315, Milwaukee, Wisconsin  53202-
5712. Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that the exchanges do not disadvantage the Portfolios or their investors. The Company reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect.


            TAX-SHELTERED RETIREMENT PLANS

      The  Company  offers through its  Custodian,  UMB
Bank, n.a., certain qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of a Portfolio on a tax-deferred basis. Contributions to these plans are tax-deductible as provided by law and earnings are tax-deferred until distributed.

Individual Retirement Account

      Individuals  who receive compensation  or  earned
income,  even  if  they are active  participants  in  a
qualified   retirement   plan   (or   certain   similar
retirement  plans),  may  establish  their   own   tax-
sheltered  Individual Retirement Account ("IRA").   For
taxable years beginning after 1996, in the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation or earned income.


      The Portfolios offer a prototype IRA plan which may be adopted by individuals to establish a new IRA or to rollover funds from an existing IRA. There may be a charge for establishing an IRA account and there is also an annual maintenance fee.

      Earnings on amounts held in an IRA are not taxed until withdrawn. However, the amount of deduction, if any, allowed for IRA contributions is limited for an individual who is, or whose spouse is, an active participant in an employer-sponsored retirement plan and whose income exceeds specific limits.

Simplified Employee Pension Plan

      The  Portfolios also offer a simplified  employee
pension  ("SEP")  plan for employers,  including  self-
employed  individuals, who wish to  purchase  Portfolio
shares  with tax-deductible contributions.   Under  the
SEP plan, employer contributions are made directly to the IRA accounts of eligible participants.

      A complete description of the above plans as well as a description of the applicable service fees may be obtained by calling 1-888-221-ICAP (1-888-221-4227) or writing  to  ICAP  Funds, Inc., c/o  Sunstone  Investor
Services,  LLC, at P.O. Box 2160, Milwaukee,  Wisconsin
53201-2160. Please note that early withdrawals from a retirement plan may result in adverse tax consequences.


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     Each Portfolio intends to continue to operate as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and therefore will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

      For  federal  income tax purposes, all  dividends
paid  by  the  Portfolios and net  realized  short-term
capital  gains  are taxable as ordinary income  whether
reinvested  or received in cash unless you  are  exempt
from   taxation   or  entitled  to  a   tax   deferral.
Distributions  paid by a Portfolio  from  net  realized
long-term  capital gains, whether received in  cash  or
reinvested  in  additional shares,  are  taxable  as  a
capital  gain.   The  capital gain  holding  period  is
determined by the length of time the Portfolio has held
the  security and not the length of time you have  held
shares   in  the  Portfolio.   Investors  are  informed
annually  as to the amount and nature of all  dividends
and  capital  gains paid during the prior  year.   Such
capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.


      Dividends  are usually distributed quarterly  and
capital gains, if any, are usually distributed annually
in  December.   When  a dividend  or  capital  gain  is
distributed, a Portfolio's net asset value decreases by
the  amount  of  the payment.  If you  purchase  shares
shortly  before a distribution, you will be subject  to
income taxes on the distribution, even though the value
of your investment (plus cash received, if any) remains
the  same.  All dividends or capital gain distributions
will  automatically  be reinvested  in  shares  of  the
Portfolios  at  the  then prevailing  net  asset  value
unless an investor specifically requests that dividends
or capital gains or both be paid in cash.  The election
to receive dividends or reinvest them may be changed by
writing  to:  ICAP  Funds, Inc., c/o Sunstone  Investor
Services,  LLC,  P.O.  Box 2160,  Milwaukee,  Wisconsin
53201-2160.  For overnight deliveries, please  use  207
East  Buffalo  Street, Suite 315, Milwaukee,  Wisconsin
53202-5712.  Such notice must be received at least five
days  prior  to  the  record date of  any  dividend  or
capital   gain  distribution.   Income  dividends   and
capital gains distributions received in cash may only be sent by wire if in amounts of $500 or more.

      If  you  do  not  furnish a Portfolio  with  your
correct    social   security   number    or    taxpayer
identification number, the Portfolio is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

      This  section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such laws on you.  There may be other federal, state or
local  tax  considerations applicable to  a  particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

           DETERMINATION OF NET ASSET VALUE

      Each  Portfolio's net asset value  per  share  is
determined  as of the close of trading (generally  4:00
p.m., Eastern Standard Time, unless the NYSE closes  at
a  different  time) on each day the NYSE  is  open  for
business.  Purchase orders received or shares  tendered
for  redemption on a day the NYSE is open for  trading,
prior  to  the  close of trading on that day,  will  be
valued  as  of  the  close  of  trading  on  that  day.
Applications  for purchase of shares and  requests  for
redemption  of  shares  received  after  the  close  of
trading  on the NYSE will be valued as of the close  of
trading   on  the  next  day  the  NYSE  is  open.    A
Portfolio's  net asset value may not be  calculated  on
days  during  which a Portfolio receives no  orders  to
purchase   shares  and  no  shares  are  tendered   for
redemption.   Net asset value is calculated  by  taking
the   fair  value  of  the  Portfolio's  total  assets,
including  interest or dividends accrued  but  not  yet
collected,  less  all liabilities and dividing  by  the
total   number  of  shares  outstanding.   The  result,
rounded to the nearest cent, is the net asset value per share.


      In  determining  net  asset value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or Nasdaq  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
Nasdaq for which there were no transactions on a  given
day  and securities not listed on a national securities
exchange  or Nasdaq are valued at the most  recent  bid
prices.   Other  exchange traded securities  (generally
foreign  securities)  will be valued  based  on  market
quotations.  Securities quoted in foreign currency will
be  valued  in  US  dollars  at  the  foreign  currency
exchange  rates  that are prevailing at  the  time  the
daily  net  asset value per share is determined.   Debt
securities  are  valued  by  a  pricing  service   that
utilizes  electronic  data  processing  techniques   to
determine values for normal institutional-sized trading
units   of  debt  securities  without  regard  to   the
existence  of sale or bid prices when such  values  are
believed  to more accurately reflect the fair value  of
such  securities; otherwise, actual sale or bid  prices
are  used.   Any securities or other assets  for  which
market  quotations are not readily available are valued
at  fair value as determined in good faith by the Board
of  Directors or its delegate.  Debt securities  having
remaining  maturities of 60 days or less when purchased
are  valued by the amortized cost method when the Board
of  Directors  determines that the fair value  of  such
securities is their amortized cost.  Under this  method
of  valuation,  a security is initially valued  at  its
acquisition cost and, thereafter, amortization  of  any
discount or premium is assumed each day, regardless  of
the  impact of fluctuating interest rates on the market
value  of  the  security.   Regardless  of  the  method
employed to value a particular security, all valuations are subject to review by the Company's Board of Directors or its delegate who may determine the fair value of a security.


                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Portfolio's or Portfolios' holdings and annually after the close of the Company's fiscal year, which ends December 31, with an annual report containing audited financial statements. An individual account statement will be sent to you by the Transfer
Agent after each purchase or redemption of Portfolio shares as well as on a monthly basis. You will also receive an annual statement after the end of the calendar year listing all transactions in shares of the Portfolios during such year.

      If  you have questions about your account(s), the
Portfolios  or  the  Company,  you  should   call   the
Portfolios' Transfer Agent at 1-888-221-ICAP (1-888-221-
4227)  or  write  to  ICAP Funds,  Inc.,  c/o  Sunstone
Investor  Services,  LLC,  P.O.  Box  2160,  Milwaukee,
Wisconsin 53201-2160.


                     ORGANIZATION

       The   Company  was  organized  as   a   Maryland
corporation  on  November  1,  1994.   The  Company  is
authorized to issue 300,000,000, $.01 par value shares,
in  addition to the 100,000,000, $.01 par value  shares
of   the   Discretionary  Equity  Portfolio   and   the
100,000,000,  $.01  par  value  shares  of  the  Equity
Portfolio.   The assets belonging to the  Discretionary
Equity Portfolio and the Equity Portfolio are held separately by the Custodian, and if the Company were to issue additional series, each additional series would be held separately. In effect, each series would be a separate portfolio.


     Each share, irrespective of Portfolio, is entitled
to  one  vote  on  all questions, except  that  certain
matters must be voted on separately by the Portfolio of
shares   affected,  and  matters  affecting  only   one
Portfolio  are  voted  upon  only  by  that  Portfolio.
Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.


      The Company will not hold annual shareholders meetings except when required by the Investment Company
Act of 1940. The Company has adopted procedures in its Bylaws for the removal of Directors by the shareholders as well as by the Board of Directors. As of April 1, 1997, no person owned a controlling interest in the Company.


           ADMINISTRATOR AND FUND ACCOUNTANT

      Pursuant to an Administration and Fund Accounting
Agreement,   Sunstone  Financial   Group,   Inc.   (the
"Administrator"), 207 East Buffalo Street,  Suite  400,
Milwaukee,  Wisconsin 53202, calculates the  daily  net
asset    value   of   each   Portfolio   and   provides
administrative   services  (which   include   clerical,
compliance  and regulatory services such as filing  all
federal income and excise tax returns and state  income
tax   returns,   assisting  with  regulatory   filings,
preparing  financial statements and monitoring  expense
accruals).    For  the  foregoing,  the   Administrator
receives from the Portfolios a fee, computed daily  and
payable  monthly based on each Portfolio's average  net
assets  at  the annual rate of .175 of 1% on the  first
$50,000,000, .10 of 1% on the next $50,000,000 and  .05
of 1% on average net assets in excess of $100,000,000, subject to an annual minimum of $120,000, plus out-of-pocket expenses.


             CUSTODIAN AND TRANSFER AGENT

      UMB  Bank,  n.a., 928 Grand Avenue, Kansas  City,
Missouri  64141  acts as Custodian of each  Portfolio's
assets.   Sunstone  Investor Services,  LLC,  207  East
Buffalo  Street,  Suite 315, P.O. Box 2160,  Milwaukee,
Wisconsin 53201-2160 acts as Dividend-Disbursing and Transfer Agent for the Portfolios.


           COMPARISON OF INVESTMENT RESULTS

      Each Portfolio may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return or cumulative total return.

      All  total return figures assume the reinvestment
of  all dividends and measure the net investment income
generated  by,  and  the effect of,  any  realized  and
unrealized   appreciation  or   depreciation   of   the
underlying  investments  in  each  Portfolio   over   a
specified period of time.  Average annual total  return
figures  are  annualized  and therefore  represent  the
average  annual  percentage change over  the  specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects a Portfolio's performance over a stated period of time.

      Average  annual  total return, total  return  and
cumulative  total return are based upon the  historical
results  of  each  Portfolio and  are  not  necessarily
representative  of  the  future  performance   of   the
respective     Portfolio.     Additional    information
concerning the performance of each Portfolio appears in the Annual Report of the Portfolios, a copy of which may be obtained without charge by calling or writing to the Company.

The  Company reserves the right to change  any  of  the
policies,  practices and procedures described  in  this
Prospectus with respect to either Portfolio,  including
the   Statement  of  Additional  Information,   without
shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS

Pamela H. Conroy
Dr. James A. Gentry
Joseph A. Hays
Robert H. Lyon
Gary S. Maurer
Harold W. Nations
Donald D. Niemann
Barbara C. Schanmier


OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary


INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, IL  60606


CUSTODIAN

UMB Bank, n.a.
928 Grand Avenue
Kansas City, MO  64141


DIVIDEND-DISBURSING AND TRANSFER AGENT

Sunstone Investor Services, LLC
207 East Buffalo Street, Suite 315
P.O. Box 2160
Milwaukee, WI  53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, WI  53202-5712

AUDITORS

Coopers & Lybrand L.L.P.
411 East Wisconsin Avenue
Milwaukee, WI  53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

              STATEMENT OF ADDITIONAL INFORMATION

                        ICAP FUNDS, INC.
              ICAP Discretionary Equity Portfolio
                     ICAP Equity Portfolio

               225 West Wacker Drive, Suite 2400
                    Chicago, Illinois 60606

                         1-888-221-ICAP
                       (1-888-221-4227)



      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of ICAP Funds, Inc. (the "Company"), dated
April 30, 1997. Requests for copies of the Prospectus should be made by writing to the Company at the address listed above; or by calling 1-888-221-ICAP.


This Statement of Additional Information is dated April 30, 1997.

                       ICAP FUNDS, INC.

                       TABLE OF CONTENTS

                                                            Page No.

INVESTMENT RESTRICTIONS                                         4

INVESTMENT POLICIES AND TECHNIQUES                              5
     Illiquid Securities                                        5
     Short-Term Fixed Income Securities                         6
     Short Sales Against the Box                                7
     Warrants                                                   8
     When-Issued Securities                                     8
     Unseasoned Companies                                       8
     Non-Investment Grade Debt Securities "Junk
          Bonds"                                                9
          Effect of Interest Rates and Economic
               Changes                                          9
          Payment Expectations                                  9
          Credit Ratings                                        9
          Liquidity and Valuation                              10
          Legislation                                          10
     Hedging Strategies                                        10
          General Description of Hedging
               Strategies                                      10
          General Limitations on Futures and
               Options Transactions                            11
          Asset Coverage for Futures and Options
               Positions                                       11
          Stock Index Options                                  11
          Certain Considerations Regarding Options             12
          Federal Tax Treatment of Options                     12
          Futures Contracts                                    13
          Options on Futures                                   14
          Federal Tax Treatment of Futures
               Contracts                                       15
     Lending of Portfolio Securities                           15

DIRECTORS AND OFFICERS                                         16

PRINCIPAL SHAREHOLDERS                                         17

INVESTMENT ADVISER                                             19

PORTFOLIO TRANSACTIONS AND BROKERAGE                           20

CUSTODIAN                                                      21

DIVIDEND-DISBURSING AND TRANSFER AGENT                         21

TAXES                                                          21

DETERMINATION OF NET ASSET VALUE                               21

SHAREHOLDER MEETINGS                                           22

PERFORMANCE INFORMATION                                        22

INDEPENDENT ACCOUNTANTS                                        24

FINANCIAL STATEMENTS                                           24

APPENDIX A - BOND RATINGS                                     A-1


     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional
Information and the Prospectus dated April 30, 1997, and if given or made, such information or representations may not be relied upon as having been authorized by the Company.

     This Statement of Additional Information does not constitute an offer to sell securities.

          INVESTMENT RESTRICTIONS

       The   investment  objective  of  both  the  ICAP
Discretionary   Equity  Portfolio  (the  "Discretionary
Equity  Portfolio") and the ICAP Equity Portfolio  (the
"Equity  Portfolio") (hereinafter collectively referred
to  as  the  "Portfolios") is to seek a superior  total
return  with  only  a moderate degree  of  risk.   This
investment  objective  is  relative  to  and   measured
against  the  Standard & Poor's 500 ("S&P  500").   The
investment objective and policies of each Portfolio are
described  in  detail  in  the  Prospectus  under   the
captions  "DISCRETIONARY EQUITY PORTFOLIO" and  "EQUITY
PORTFOLIO." The following is a complete list of each Portfolio's fundamental investment limitations which cannot be changed without shareholder approval.

     Neither Portfolio may:

           1.  With respect to 75% of its total assets,
     purchase   securities  of   any   issuer   (except
     securities  issued  or  guaranteed  by  the   U.S.
     government   or   any  agency  or  instrumentality
     thereof) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

           2.   Borrow money, except that the Portfolio
     may  (i) borrow money from banks for temporary  or
     emergency  purposes (but not for leverage  or  the
     purchase  of  investments)  and  (ii)  make  other
     investments   or  engage  in  other   transactions
     permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed
     33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities (other than borrowings).

          3.  Act as an underwriter of another issuer's
     securities,   except  to  the  extent   that   the
     Portfolio  may  be  deemed to  be  an  underwriter
     within  the meaning of the Securities Act of  1933
     in connection with the purchase and sale of portfolio securities.

           4.   Make  loans  to other  persons,  except
     through   (i)  the  purchase  of  debt  securities
     permissible   under  the  Portfolio's   investment
     policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Portfolio if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets.

           5.   Purchase  or sell physical  commodities
     unless  acquired  as  a  result  of  ownership  of
     securities  or other instruments (but  this  shall
     not  prevent  the  Portfolio  from  purchasing  or
     selling  options,  futures  contracts,  or   other
     derivative  instruments,  or  from  investing   in
     securities or other instruments backed by physical commodities).

           6.   Purchase  or  sell real  estate  unless
     acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

            7.   Issue  senior  securities,  except  as
     permitted under the Investment Company Act of 1940.

          8. Purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

      With  the exception of the investment restriction
set out in item 2 above, if a percentage restriction is
adhered  to at the time of investment, a later increase
in  percentage resulting from a change in market  value
of   the  investment  or  the  total  assets  will  not
constitute a violation of that restriction.

      The following investment policies may be changed by the Board of Directors of the Company (the "Board of Directors") without shareholder approval.

     Neither Portfolio may:

            1.    Sell  securities  short,  unless  the
     Portfolio   owns  or  has  the  right  to   obtain
     securities  equivalent in kind and amount  to  the
     securities   sold   short,   and   provided   that
     transactions   in   options,  futures   contracts,
     options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

           2.   Purchase  securities on margin,  except
     that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

           3.   Pledge,  mortgage  or  hypothecate  any
     assets  owned by the Portfolio except  as  may  be
     necessary    in   connection   with    permissible
     borrowings or investments and then such  pledging,
     mortgaging,  or hypothecating may  not  exceed  33
     1/3% of the Portfolio's total assets at the time of the borrowing or investment.

           4.   Purchase the securities of  any  issuer
     (other  than  securities issued or  guaranteed  by
     domestic   or  foreign  governments  or  political
     subdivisions thereof) if, as a result,  more  than
     5%  of  its total assets would be invested in  the
     securities of issuers that, including predecessors
     or unconditional guarantors, have a record of less
     than  three  years of continuous operation.   This
     policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

           5.   Invest in illiquid securities if, as  a
     result  of  such investment, more than 5%  of  the
     Portfolio's  net  assets  would  be  invested   in
     illiquid securities.

          6. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law.

           7.   Enter into futures contracts or related
     options if more than 30% of the Portfolio's net assets would be represented by futures contracts or more than 5% of the Portfolio's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

          8.  Invest in direct interests in oil, gas or
     other  mineral  exploration  programs  or  leases;
     however,   the   Portfolio  may  invest   in   the
     securities  of  issuers  that  engage   in   these
     activities.

            9.   Purchase  securities  when  borrowings
     exceed 5% of its total assets.


          INVESTMENT POLICIES AND TECHNIQUES

       The   following   information  supplements   the
discussion  of  the Portfolios' investment  objectives,
policies,  and  techniques that are  described  in  the
Prospectus  under  the  captions "DISCRETIONARY  EQUITY
PORTFOLIO,"   "EQUITY   PORTFOLIO,"   and   "INVESTMENT
TECHNIQUES AND RISKS."

Illiquid Securities

      The  Portfolios may invest in illiquid securities
(i.e.,  securities  that are not  readily  marketable).
For  purposes of this restriction, illiquid  securities
include,  but are not limited to, restricted securities
(securities  the  disposition of  which  is  restricted
under  the  federal securities laws), securities  which
may  only  be  resold pursuant to Rule 144A  under  the
Securities  Act  of 1933, as amended  (the  "Securities
Act"),  and  repurchase agreements with  maturities  in
excess of seven days.  However, neither Portfolio  will
acquire  illiquid  securities if,  as  a  result,  such
securities would comprise more than 5% of the value  of
the Portfolio's net assets.  The Board of Directors  or
its  delegate has the ultimate authority to  determine,
to  the extent permissible under the federal securities
laws,  which  securities  are liquid  or  illiquid  for
purposes of this 5% limitation.  The Board of Directors
has  delegated  to  Institutional  Capital  Corporation
("ICAP")  the day-to-day determination of the liquidity
of any security, although it has retained oversight and
ultimate   responsibility  for   such   determinations.
Although no definitive liquidity criteria are used, the
Board  of Directors has directed ICAP to look  to  such
factors  as (i) the nature of the market for a security
(including  the  institutional private resale  market),
(ii)   the   terms  of  certain  securities  or   other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities
quoted   in   the  PORTAL  system),  and   (iv)   other
permissible relevant factors.

       Restricted  securities  may  be  sold  only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration is required, a Portfolio may be  obligated
to  pay all or part of the registration expenses and  a
considerable period may elapse between the time of  the
decision  to  sell  and the time the Portfolio  may  be
permitted   to  sell  a  security  under  an  effective
registration  statement.  If,  during  such  a  period,
adverse   market  conditions  were  to   develop,   the
Portfolio might obtain a less favorable price than that
which  prevailed  when it decided to sell.   Restricted
securities  will be priced at fair value as  determined
in  good  faith by the Board of Directors.  If, through
the   appreciation  of  restricted  securities  or  the
depreciation of unrestricted securities, a Portfolio should be in a position where more than 5% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Portfolio will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

      The Discretionary Equity Portfolio may invest up to 35% of its total assets and, for temporary defensive purposes up to 100% of its total assets, in cash and short-term fixed income securities, defined below. The
Equity Portfolio intends to be fully invested at all times and accordingly will only hold cash or short-term fixed income securities to meet anticipated redemption requests, pending investment and to pay expenses which, in any case, generally will not exceed 5% of its total assets. The Equity Portfolio may, however, temporarily exceed this 5% limitation, but only in circumstances pending investment and only for short periods of time.
Short-term fixed income securities are defined to include without limitation, the following:

           1.   U.S.  government securities,  including
     bills,  notes and bonds differing as  to  maturity
     and rates of interest, which are either issued  or
     guaranteed  by  the  U.S.  Treasury  or  by   U.S.
     government  agencies  or instrumentalities.   U.S.
     government  agency  securities include  securities
     issued  by (a) the Federal Housing Administration,
     Farmers Home Administration, Export-Import Bank of
     the  United States, Small Business Administration,
     and  the Government National Mortgage Association,
     whose  securities are supported by the full  faith
     and  credit of the United States; (b) the  Federal
     Home   Loan  Banks,  Federal  Intermediate  Credit
     Banks,  and the Tennessee Valley Authority,  whose
     securities  are  supported by  the  right  of  the
     agency  to borrow from the U.S. Treasury; (c)  the
     Federal   National  Mortgage  Association,   whose
     securities  are  supported  by  the  discretionary
     authority  of  the  U.S.  government  to  purchase
     certain    obligations   of    the    agency    or
     instrumentality;   and  (d)   the   Student   Loan
     Marketing   Association,  whose   securities   are
     supported  only  by its credit.   While  the  U.S.
     government provides financial support to such U.S.
     government-sponsored          agencies          or
     instrumentalities, no assurance can be given  that
     it  always will do so since it is not so obligated
     by  law.   The U.S. government, its agencies,  and
     instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

           2.   Certificates of Deposit issued  against
     funds  deposited  in a bank or  savings  and  loan
     association.  Such certificates are for a definite
     period  of time, earn a specified rate of  return,
     and are normally negotiable.  If such certificates
     of   deposit  are  non-negotiable,  they  will  be
     considered  illiquid securities and be subject  to
     the  Portfolios' 5% restriction on investments  in
     illiquid  securities.  Pursuant to the certificate
     of  deposit, the issuer agrees to pay  the  amount
     deposited  plus  interest to  the  bearer  of  the
     certificate on the date specified thereon.   Under
     current  FDIC  regulations, the maximum  insurance
     payable  as  to any one
     certificate of deposit  is
     $100,000;   therefore,  certificates  of   deposit
     purchased by a Portfolio may not be fully insured.

          3.  Bankers' acceptances which are short-term
     credit  instruments  used  to  finance  commercial
     transactions.  Generally, an acceptance is a  time
     draft  drawn  on  a  bank by  an  exporter  or  an
     importer to obtain a stated amount of funds to pay
     for  specific  merchandise.   The  draft  is  then
     "accepted"   by   a   bank   that,   in    effect,
     unconditionally guarantees to pay the  face  value
     of  the  instrument  on its  maturity  date.   The
     acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

            4.   Repurchase  agreements  which  involve
     purchases of debt securities.  In such an  action,
     at the time a Portfolio purchases the security, it
     simultaneously agrees to resell and redeliver  the
     security  to  the seller, who also  simultaneously
     agrees  to buy back the security at a fixed  price
     and  time.  This assures a predetermined yield for
     the  Portfolio during its holding period since the
     resale  price is always greater than the  purchase
     price  and  reflects an agreed-upon  market  rate.
     Such   actions  afford  an  opportunity  for   the
     Portfolio  to  invest temporarily available  cash.
     The   Portfolios   may   enter   into   repurchase
     agreements only with respect to obligations of the
     U.S.      government,     its     agencies      or
     instrumentalities;  certificates  of  deposit;  or
     bankers  acceptances in which the  Portfolios  may
     invest.   Repurchase agreements may be  considered
     loans   to  the  seller,  collateralized  by   the
     underlying securities.  The risk to the Portfolios
     is limited to the ability of the seller to pay the
     agreed-upon  sum on the repurchase  date;  in  the
     event   of   default,  the  repurchase   agreement
     provides  that the affected Portfolio is  entitled
     to  sell the underlying collateral.  If the  value
     of  the collateral declines after the agreement is
     entered  into, however, and if the seller defaults
     under a repurchase agreement when the value of the
     underlying  collateral is less than the repurchase
     price,  the Portfolio could incur a loss  of  both
     principal  and interest.  ICAP monitors the  value
     of  the  collateral  at the  time  the  action  is
     entered  into and at all times during the term  of
     the  repurchase agreement.  ICAP  does  so  in  an
     effort   to  determine  that  the  value  of   the
     collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio.
     If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Portfolio to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

          5.  Bank time deposits, which are monies kept
     on   deposit  with  banks  or  savings  and   loan
     associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

           6.   Commercial paper, which are  short-term
     unsecured  promissory  notes,  including  variable
     rate master demand notes issued by corporations to
     finance  their current operations.  Master  demand
     notes  are  direct lending arrangements between  a
     Portfolio   and  a  corporation.   There   is   no
     secondary market for the notes.  However, they are
     redeemable  by the Portfolios at any  time.   ICAP
     will  consider  the  financial  condition  of  the
     corporation (e.g., earning power, cash  flow,  and
     other  liquidity  ratios)  and  will  continuously
     monitor the corporation's ability to meet  all  of
     its  financial obligations, because a  Portfolio's
     liquidity  might  be impaired if  the  corporation
     were  unable  to  pay principal  and  interest  on
     demand.   Investments in commercial paper will  be
     limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of ICAP, of comparable quality.

Short Sales Against the Box

      When ICAP believes that the price of a particular
security  held by a Portfolio may decline, it may  make
"short  sales against the box" to hedge the  unrealized
gain  on such security.  Selling short against the  box
involves  selling a security which the  Portfolio  owns
for  delivery at a specified date in the future.   Each
Portfolio  will limit its transactions in  short  sales
against  the box to 5% of its net assets.  In addition,
each  Portfolio will limit its transactions  such  that
the  value of the securities of any issuer in which  it
is  short will not exceed the lesser of 2% of the value
of  the  Portfolio's net assets or 2% of the securities
of  any  class  of  the issuer.   If,  for  example,  a
Portfolio bought 100 shares of ABC at $40 per share  in
January and the price appreciates to $50 in March,  the
Portfolio might "sell short"
the 100 shares at $50  for
delivery the following July.  Thereafter, if the  price
of  the stock declines to $45, it will realize the full
$1,000  gain  rather than the $500 gain it  would  have
received had it sold the stock in the market.   On  the
other hand, if the price appreciates to $55 per share, the Portfolio would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. The Portfolios may also be required to pay a premium for short sales which would partially offset any gain.

Warrants

      Each  Portfolio may invest in warrants if,  after
giving  effect  thereto, not more than 5%  of  its  net
assets will be invested in warrants other than warrants
acquired  in  units  or attached to  other  securities.
Investing  in  warrants is purely speculative  in  that
they  have no voting rights, pay no dividends, and have
no rights with respect to the assets of the corporation
issuing  them.   Warrants  basically  are  options   to
purchase  equity securities at a specific price  for  a
specific   period  of  time.   They  do  not  represent
ownership of the securities but only the right  to  buy
them.   Warrants  are  issued  by  the  issuer  of  the
security,  which  may be purchased on  their  exercise.
The prices of warrants do not necessarily parallel the prices of the underlying securities.

When-Issued Securities

      The  Portfolios  may from time to  time  purchase
securities  on  a "when-issued" basis.   The  price  of
securities purchased on a when-issued basis is fixed at
the  time  the  commitment to  purchase  is  made,  but
delivery and payment for the securities take place at a
later  date.   Normally,  the  settlement  date  occurs
within  45  days  of the purchase.  During  the  period
between the purchase and settlement, no payment is made
by  the  Portfolios to the issuer and  no  interest  is
accrued on debt securities or dividend income is earned
on  equity  securities.  Forward commitments involve  a
risk  of  loss  if  the value of  the  security  to  be
purchased declines prior to the settlement date,  which
risk is in addition to the risk of decline in value  of
the   Portfolios'  other  assets.   While   when-issued
securities may be sold prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Portfolios do not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

     The Portfolios will maintain cash, U.S. government
securities  and other liquid debt securities  equal  in
value to commitments for when-issued securities.   Such
segregated  securities  either  will  mature   or,   if
necessary,  be  sold on or before the settlement  date.
When  the time comes to pay for when-issued securities,
each  Portfolio  will  meet its obligations  from  then
available cash flow, sale of the securities held in the
separate   account  described  above,  sale  of   other
securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

Unseasoned Companies

      Neither Portfolio may invest more than 5% of  its
net  assets  in  unseasoned companies.   While  smaller
companies  generally have potential for  rapid  growth,
they  often involve higher risks because they lack  the
management  experience,  financial  resources,  product
diversification,  and competitive strengths  of  larger
corporations.   In  addition, in  many  instances,  the
securities  of smaller companies are traded only  over-
the-counter  or  on regional securities exchanges,  and
the   frequency   and  volume  of  their   trading   is
substantially less than is typical of larger companies.
Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Portfolios may have to sell portfolio holdings of small companies at discounts from quoted prices or may have to make a series of smaller sales over an extended period of time due to the trading volume in smaller company securities.

Non-Investment Grade Debt Securities "Junk Bonds"

     The Portfolios may invest up to 5% of their assets
in  junk  bonds.   Junk bonds while generally  offering
higher  yields  than investment grade  securities  with
similar  maturities, involve greater  risks,  including
the  possibility
of default or bankruptcy.   They  are
regarded  as predominantly speculative with respect  to
the   issuer's  capacity  to  pay  interest  and  repay
principal.    The   special  risk   considerations   in
connection  with  investments in these  securities  are
discussed  below.   Refer  to  the  Appendix  of   this
Statement of Additional Information for a discussion of securities ratings.

     Effect of Interest Rates and Economic Changes

      The  junk bond market is relatively new  and  its
growth has paralleled a long economic expansion.  As  a
result, it is not clear how this market may withstand a
prolonged  recession  or economic  downturn.   Such  an
economic downturn could severely disrupt the market for and adversely affect the value of such securities.

        All   interest-bearing   securities   typically
experience appreciation when interest rates decline and
depreciation  when  interest rates  rise.   The  market
values   of  junk  bond  securities  tend  to   reflect
individual  corporate developments to a greater  extent
than  do higher rated securities, which react primarily
to fluctuations in the general level of interest rates.
Junk bond securities also tend to be more sensitive  to
economic  conditions than are higher-rated  securities.
As  a  result, they generally involve more credit risks
than securities in the higher-rated categories.  During
an  economic downturn or a sustained period  of  rising
interest  rates, highly leveraged issuers of junk  bond
securities may experience financial stress and may  not
have   sufficient  revenues  to  meet   their   payment
obligations.   The risk of loss due to  default  by  an
issuer  of  these  securities is significantly  greater
than  issuers  of higher-rated securities because  such
securities  are  generally  unsecured  and  are   often
subordinated  to  other  creditors.   Further,  if  the
issuer of a junk bond security defaulted, a Portfolio might incur additional expenses to seek recovery.
Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Portfolio's net asset value.

      As  previously stated, the value of a  junk  bond
security  will generally decrease in a rising  interest
rate market, and accordingly so will a Portfolio's  net
asset value.  If a Portfolio experiences unexpected net
redemptions  in  such a market, it  may  be  forced  to
liquidate a portion of its portfolio securities without
regard  to their investment merits.  Due to the limited
liquidity of junk bond securities, a Portfolio  may  be
forced  to  liquidate these securities at a substantial
discount.    Any  such  liquidation  would   reduce   a
Portfolio's asset base over which expenses could be allocated and could result in a reduced rate of return for the Portfolio.

     Payment Expectations

     Junk bond securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate.
To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Portfolio may have to replace the securities with a lower yielding security, which could result in a lower return for the Portfolio.


     Credit Ratings

      Credit  ratings issued by credit-rating  agencies
evaluate  the safety of principal and interest payments
of  rated  securities.  They do not, however,  evaluate
the  market  value  risk of junk bond  securities  and,
therefore  may not fully reflect the true risks  of  an
investment.  In addition, credit rating agencies may or
may  not  make  timely changes in a rating  to  reflect
changes  in  the  economy or in the  condition  of  the
issuer   that   affect  the  value  of  the   security.
Consequently,  credit  ratings  are  used  only  as   a
preliminary    indicator   of    investment    quality.
Investments  in  junk  bond  securities  will  be  more
dependent on ICAP's credit analysis than would  be  the
case   with   investments   in  investment-grade   debt
securities.  ICAP employs its own credit  research  and
analysis,  which  includes a study  of  existing  debt,
capital structure, ability to service debt and  to  pay
dividends,   the  issuer's  sensitivity   to   economic
conditions, its operating history and the current trend
of    earnings.    ICAP   continually   monitors   each
Portfolios' investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

     Liquidity and Valuation

      A  Portfolio  may  have difficulty  disposing  of
certain  junk bond securities because there  may  be  a
thin  trading market for such securities.  Because  not
all   dealers  maintain  markets  in  all   junk   bond
securities  there  is no established  retail  secondary
market  for  many of these securities.  The  Portfolios
anticipate that such securities could be sold only to a
limited  number of dealers or institutional  investors.
To the extent a secondary trading market does exist, it
is  generally not as liquid as the secondary market for
higher-rated  securities.   The  lack   of   a   liquid
secondary  market  may have an adverse  impact  on  the
market  price of the security.  The lack  of  a  liquid
secondary  market for certain securities may also  make
it  more  difficult for a Portfolio to obtain  accurate
market   quotations  for  purposes   of   valuing   the
Portfolio.   Market quotations are generally  available
on  many junk bond issues only from a limited number of
dealers and may not necessarily represent firm bids  of
such  dealers  or  prices  for  actual  sales.   During
periods  of  thin trading, the spread between  bid  and
asked  prices is likely to increase significantly.   In
addition,  adverse publicity and investor  perceptions,
whether  or  not  based  on fundamental  analysis,  may
decrease   the  values  and  liquidity  of  junk   bond
securities, especially in a thinly traded market.


     Legislation

      Legislation  has been adopted, and from  time  to
time,  proposals have been discussed, designed to limit
the  use  of  certain junk bond securities  by  certain
issuers.  An example of such legislation is a law which
requires    federally   insured   savings   and    loan
associations  to  divest  their  investments  in  these
securities over time.  It is not currently possible  to
determine the impact of the recent legislation  or  the
proposed   legislation  on  the  junk  bond  securities
market.   However, it is anticipated that if additional
legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.


Hedging Strategies

     General Description of Hedging Strategies

      The  Portfolios may engage in hedging activities.
ICAP  may cause the Portfolios to utilize a variety  of
financial   instruments,  including  options,   futures
contracts  (sometimes  referred to  as  "futures")  and
options  on  futures contracts to attempt  to  hedge  a
Portfolio's holdings.  The ability of the Portfolios to
effectively   use  options  and  futures   is   largely
dependent upon ICAP's ability to correctly use such instruments which may involve different skills than are associated with securities generally.


      Hedging  instruments on securities generally  are
used  to  hedge against price movements in one or  more
particular  securities positions that a Portfolio  owns
or  intends to acquire.  Hedging instruments  on  stock
indices,  in  contrast, generally  are  used  to  hedge
against  price movements in broad equity market sectors
in which a Portfolio has invested or expects to invest.
The use of hedging instruments is subject to applicable
regulations  of the Securities and Exchange  Commission
(the  "SEC"), the several options and futures exchanges
upon  which  they are traded and the Commodity  Futures
Trading  Commission  (the  "CFTC").   In  addition,   a
Portfolio's ability to use hedging instruments will be limited by tax considerations.

       General  Limitations  on  Futures  and   Options
Transactions

      The Company has filed a notice of eligibility for
exclusion  from  the definition of the term  "commodity
pool  operator" with the CFTC and the National  Futures
Association,  which  regulate trading  in  the  futures
markets.   Pursuant to Section 4.5 of  the  regulations
under  the  Commodity  Exchange Act  (the  "CEA"),  the
notice  of eligibility for the Portfolios includes  the
representation  that the Portfolios  will  use  futures
contracts  and  related options solely  for  bona  fide
hedging   purposes   within   the   meaning   of   CFTC
regulations,  provided  that the  Portfolios  may  hold
other   positions  in  futures  contracts  and  related
options that do not fall within the definition of  bona
fide   hedging  transactions  (i.e.,  for   speculative
purposes)  if  aggregate initial margins  and  premiums
paid  do  not exceed 5% of the net asset
value  of  the
respective Portfolios.  In addition, neither  Portfolio
will   enter   into  futures  contracts   and   options
transactions if more than 30% of its net assets would be committed to such instruments.

      The  foregoing  limitations are  not  fundamental
policies  of the Portfolios and may be changed  without
shareholder  approval  as regulatory  agencies  permit.
Various  exchanges  and  regulatory  authorities   have
undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

     Asset Coverage for Futures and Options Positions

      Each Portfolio will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, liquid securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

     Stock Index Options

      Each  Portfolio  may  (i)  purchase  stock  index
options  for any purpose, (ii) sell stock index options
in  order to close out existing positions, and/or (iii)
write  covered  options on stock  indexes  for  hedging
purposes.  Stock index options are put options and call
options  on  various stock indexes.  In most  respects,
they  are identical to listed options on common stocks.
The  primary difference between stock options and index
options  occurs when index options are  exercised.   In
the  case  of  stock options, the underlying  security,
common stock, is delivered.  However, upon the exercise
of  an  index  option, settlement  does  not  occur  by
delivery  of the securities comprising the index.   The
option holder who exercises the index option receives an amount of cash if the average of the bid and asked prices of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the average of the bid and asked prices of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A  stock  index  fluctuates with changes  in  the
market values of the stocks included in the index.  For
example, some stock index options are based on a  broad
market index, such as the Standard & Poor's 500 or  the
Value  Line Composite Index or a narrower market index,
such as the Standard & Poor's 100.  Indexes may also be
based  on  an industry or market segment, such  as  the
AMEX  Oil  and  Gas Index or the Computer and  Business
Equipment   Index.   Options  on  stock   indexes   are
currently  traded  on  the  following  exchanges:   the
Chicago  Board of Options Exchange, the New York  Stock
Exchange,  the  American Stock  Exchange,  the  Pacific
Stock Exchange, and the Philadelphia Stock Exchange.

      A  Portfolio's  use  of stock  index  options  is
subject  to  certain  risks.   Successful  use  by  the
Portfolios of options on stock indexes will be  subject
to  the  ability of ICAP to correctly predict movements
in  the  directions of the stock market.  This requires
different skills and techniques than predicting changes
in the prices of individual securities.  In addition, a
Portfolio's  ability  to effectively  hedge  all  or  a
portion   of  the  securities  in  its  portfolio,   in
anticipation  of  or  during a market  decline  through
transactions  in put options on stock indexes,  depends
on   the  degree  to  which  price  movements  in   the
underlying index correlate with the price movements  of
the  securities  held by a Portfolio.   Inasmuch  as  a
Portfolio's   securities   will   not   duplicate   the
components  of an index, the correlation  will  not  be
perfect.   Consequently, each Portfolio will  bear  the
risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Portfolio's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Portfolio.

      The  hours of trading for options may not conform
to the hours during which the underlying securities are
traded.   To the extent that the options markets  close
before  the  markets  for  the  underlying  securities,
significant price
and rate movements can take place  in
the  underlying markets that cannot be reflected in the
options  markets.  The purchase of options is a  highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with  ordinary portfolio securities transactions.   The
purchase of stock index options involves the risk that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

     Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Portfolio is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Portfolios.

     Federal Tax Treatment of Options

      Certain  option  transactions  have  special  tax
results  for  the  Portfolios.  Expiration  of  a  call
option written by a Portfolio will result in short-term
capital  gain.   If the call option is  exercised,  the
Portfolio will realize a gain or loss from the sale  of
the   security  covering  the  call  option   and,   in
determining such gain or loss, the option premium will be included in the proceeds of the sale.

       If   a  Portfolio  writes  options  other   than
"qualified covered call options," as defined in Section
1092  of  the Internal Revenue Code of 1986, as amended
(the  "Code"),  or purchases puts, any losses  on  such
options transactions, to the extent they do not  exceed
the  unrealized  gains on the securities  covering  the
options,   may  be  subject  to  deferral   until   the
securities covering the options have been sold.

      In  the case of transactions involving "nonequity
options,"   as  defined  in  Code  Section  1256,   the
Portfolios will treat any gain or loss arising from the
lapse, closing out or exercise of such positions as 60%
long-term  and 40% short-term capital gain or  loss  as
required  by  Section 1256 of the Code.   In  addition,
such  positions must be marked-to-market as of the last
business  day  of the year, and gain or  loss  must  be
recognized   for   federal  income  tax   purposes   in
accordance  with the 60%/40% rule discussed above  even
though  the  position  has  not  been  terminated.    A
"nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 indexes would be "nonequity options" within the meaning of Code
Section 1256.

     Futures Contracts

      The  Portfolios may enter into futures  contracts
(hereinafter  referred  to  as  "Futures"  or  "Futures
Contracts"), including index Futures as a hedge against
movements  in the equity markets, in order to establish
more definitely the effective return on securities held
or  intended  to be acquired by the Portfolios  or  for
other   purposes  permissible  under  the  CEA.    Each
Portfolio's hedging may include sales of Futures as  an
offset against the effect of expected declines in stock
prices  and  purchases of Futures as an offset  against
the  effect of expected increases in stock prices.  The
Portfolios will not enter into Futures Contracts  which
are  prohibited under the CEA and will, to  the  extent
required  by  regulatory authorities, enter  only  into
Futures  Contracts that are traded on national  futures
exchanges and are standardized as to maturity date  and
underlying   financial   instrument.    The   principal
interest  rate

Futures exchanges in the United  States
are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

     An index Futures Contract is an agreement pursuant
to  which the parties agree to take or make delivery of
an  amount of cash equal to the difference between  the
average of the bid and asked prices of the index on the
last trading day of the contract and the price at which
the  index  Futures  Contract was  originally  written.
Transaction costs are incurred when a Futures  Contract
is   bought  or  sold  and  margin  deposits  must   be
maintained.   A  Futures Contract may be  satisfied  by
delivery  or  purchase, as the  case  may  be,  of  the
instrument  or  by payment of the change  in  the  cash
value  of  the index.  More commonly, Futures Contracts
are  closed out prior to delivery by entering  into  an
offsetting transaction in a matching Futures  Contract.
Although  the value of an index might be a function  of
the  value of certain specified securities, no physical
delivery   of  those  securities  is  made.    If   the
offsetting  purchase price is less  than  the  original
sale  price, a gain will be realized; if it is more,  a
loss  will  be realized.  Conversely, if the offsetting
sale price is more than the original purchase price,  a
gain  will be realized; if it is less, a loss  will  be
realized.  The transaction costs must also be  included
in  these  calculations.  There can  be  no  assurance,
however, that the Portfolios will be able to enter into
an  offsetting transaction with respect to a particular
Futures  Contract  at  a  particular  time.    If   the
Portfolios  are  not able to enter into  an  offsetting
transaction,  the  Portfolios  will  continue   to   be
required to maintain the margin deposits on the Futures
Contract.

      Margin  is  the  amount of  funds  that  must  be
deposited  by  each Portfolio with its custodian  in  a
segregated   account  in  the  name  of   the   futures
commission  merchant  in  order  to  initiate   Futures
trading  and to maintain the Portfolio's open positions
in  Futures Contracts.  A margin deposit is intended to
ensure  the  Portfolio's  performance  of  the  Futures
Contract.  The margin required for a particular Futures
Contract  is  set by the exchange on which the  Futures
Contract  is  traded and may be significantly  modified
from  time to time by the exchange during the  term  of
the    Futures   Contract.    Futures   Contracts   are
customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If  the price of an open Futures Contract changes
(by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. In computing daily net asset value, each Portfolio will mark to market the current value of its open Futures Contracts.
The Portfolios expect to earn interest income on their margin deposits.

      Because  of  the  low margin  deposits  required,
Futures  trading involves an extremely high  degree  of
leverage.   As  a  result,  a  relatively  small  price
movement  in a Futures Contract may result in immediate
and substantial loss, as well as gain, to the investor.
For  example, if at the time of purchase,  10%  of  the
value of the Futures Contract is deposited as margin, a
subsequent  10%  decrease in the value of  the  Futures
Contract  would result in a total loss  of  the  margin
deposit,  before  any  deduction  for  the  transaction
costs,  if  the account were then closed  out.   A  15%
decrease  would result in a loss equal to 150%  of  the
original  margin deposit, if the Futures Contract  were
closed  out.   Thus, a purchase or sale  of  a  Futures
Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Portfolio would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most  United States Futures exchanges  limit  the
amount  of  fluctuation permitted in  Futures  Contract
prices  during a single trading day.  The  daily  limit
establishes  the maximum amount that  the  price  of  a
Futures  Contract may vary either up or down  from  the
previous day's settlement price at the end of a trading
session.   Once the daily limit has been reached  in  a
particular type of Futures Contract, no trades  may  be
made  on  that day at a price beyond that  limit.   The
daily  limit  governs  only  price  movement  during  a
particular  trading day and therefore  does  not  limit
potential  losses, because the limit  may  prevent  the
liquidation of unfavorable positions.  Futures Contract
prices  have occasionally moved to the daily limit  for
several  consecutive trading days  with  little  or  no
trading,  thereby  preventing  prompt  liquidation   of
Futures positions and subjecting some Futures traders to substantial losses.

      There  can  be no assurance that a liquid  market
will  exist at a time when the Portfolios seek to close
out  a Futures position.  The Portfolios would continue
to  be  required to meet margin requirements until  the
position is closed, possibly resulting in a decline  in
the Portfolios' net asset value.  In addition, many  of
the   contracts  discussed  above  are  relatively  new
instruments without a significant trading history.   As
a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the
Standard & Poor's 100 Index, the NASDAQ 100 Index,  the
Value  Line  Composite Index and  the  New  York  Stock
Exchange Composite Index.

     Options on Futures

      The Portfolios may also purchase or write put and
call  options  on  Futures  Contracts  and  enter  into
closing  transactions with respect to such  options  to
terminate an existing position.  A futures option gives
the  holder the right, in return for the premium  paid,
to  assume  a  long position (call) or  short  position
(put)  in  a  Futures Contract at a specified  exercise
price  prior  to  the expiration of the  option.   Upon
exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

       The   Portfolios  may  use  options  on  Futures
Contracts   in  connection  with  hedging   strategies.
Generally, these strategies would be employed under the
same  market and market sector conditions in which  the
Portfolios  use put and call options on  securities  or
indexes.   The  purchase  of  put  options  on  Futures
Contracts  is  analogous to the  purchase  of  puts  on
securities  or  indexes so as to hedge the  Portfolios'
securities  holdings  against  the  risk  of  declining
market  prices.  The writing of a call  option  or  the
purchasing  of  a  put  option on  a  Futures  Contract
constitutes a partial hedge against declining prices of
the  securities which are deliverable upon exercise  of
the   Futures  Contract.   If  the  futures  price   at
expiration  of  a  written call  option  is  below  the
exercise  price,  the Portfolio will  retain  the  full
amount  of the option premium which provides a  partial
hedge against any decline that may have occurred in the
Portfolio's  holdings of securities.   If  the  futures
price when the option is exercised is above the exercise price, however, the Portfolio will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Portfolio that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Portfolio intends to acquire.

      As  with  investments in Futures Contracts,  each
Portfolio  is  required to deposit and maintain  margin
with  respect  to  put  and  call  options  on  Futures
Contracts  written  by it.  Such margin  deposits  will
vary  depending on the nature of the underlying Futures
Contract (and the related initial margin requirements),
the  current  market  value of the  option,  and  other
futures   positions   held  by  the   Portfolio.    The
Portfolios  will set aside in a segregated  account  at
the  Portfolios' custodian liquid assets, such as cash,
U.S.   government  securities  or  other  liquid   debt
obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that a Portfolio may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Portfolios' successful use of options on Futures Contracts depends on ICAP's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option.
For additional information, see "Futures Contracts."

     Federal Tax Treatment of Futures Contracts

     For federal income tax purposes, each Portfolio is
required  to recognize as income for each taxable  year
its   net   unrealized  gains  and  losses  on  Futures
Contracts as of the end of the year, as well  as  gains
and  losses actually
realized during the year.   Except
for   transactions  in  Futures  Contracts   that   are
classified  as  part of a "mixed straddle"  under  Code
Section 1256, any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction not classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

      Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

      Each Portfolio intends to operate as a "Regulated
Investment Company" under Subchapter M of the Code, and
therefore  will not be liable for federal income  taxes
to  the  extent  earnings are timely  distributed.   In
addition,  as a result of being a Regulated  Investment
Company,   net   capital  gain  that   the   Portfolios
distribute to shareholders will retain their original capital gain character in the shareholders' individual tax returns.

     In order for each Portfolio to continue to qualify
for   federal  income  tax  treatment  as  a  Regulated
Investment Company, at least 90% of the gross income of
each  Portfolio for a taxable year must be derived from
qualifying  income; i.e., dividends,  interest,  income
derived  from  loans of securities and gains  from  the
sale  of securities, and other income (including  gains
on  options and futures contracts) derived with respect
to  the  Portfolio's business of investing in stock  or
securities.  In addition, gains realized on the sale or
other  disposition  of securities or Futures  Contracts
held for less than three months must be limited to less
than 30% of the Portfolio's annual gross income.  It is
anticipated that any net gain realized from the closing
out  of Futures Contracts will be considered gain  from
the  sale  of  securities and therefore  be  qualifying
income  for  purposes  of  the  90%  requirement.   For
purposes of applying these tests, any increase in value
on  a  position that is part of a designated hedge will
be  offset  by  any decrease in value (whether  or  not
realized)  on any other position that is part  of  such
hedge.   It  is  anticipated that unrealized  gains  on
Futures Contracts which have been open for less than three months as of the end of a Portfolio's fiscal year and which are recognized for tax purposes will not be considered gains on securities held less than three months for purposes of the 30% test.

      The  Portfolios  will distribute to  shareholders
annually   any  net  capital  gains  which  have   been
recognized  for federal income tax purposes  (including
unrealized  gains at the end of the Portfolio's  fiscal
year) on Futures transactions.  Such distributions will
be   combined  with  distributions  of  capital   gains
realized on the Portfolios' other investments and shareholders will be advised of the nature of the payments.

Lending of Portfolio Securities

      Each Portfolio may lend its portfolio securities,
up to 33 1/3% of its total assets, to broker/dealers or
institutional  investors.  The loans  will  be  secured
continuously by collateral equal at least to the  value
of  the  securities lent by "marking to market"  daily.
The  Portfolios will continue to receive the equivalent
of  the interest or dividends paid by the issuer of the
securities lent and will retain the right to call, upon
notice,  the lent securities.  The Portfolios may  also
receive interest on the investment of the collateral or
a  fee  from the borrower as compensation for the loan.
The   Portfolios  may  pay  reasonable  custodial   and
administrative fees in connection with a  loan.   While
there may be delays in recovery or even loss of rights in the collateral should the borrower fail financially, ICAP will review the credit worthiness of the entities to which loans are made to evaluate those risks.


                     DIRECTORS AND OFFICERS

       The  directors  and  officers  of  the  Company,
together   with  information  as  to  their   principal
business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person," as defined in the Investment Company Act of 1940 ("Investment Company
Act"), is indicated by an asterisk.

*Robert  H.  Lyon,  President and  a  Director  of  the
Company (DOB 3/5/50).

     Mr.  Lyon  joined ICAP in 1988 and  has  been  the
     President,   Chief  Investment  Officer,   and   a
     Director of ICAP since 1992.  Since June 1996, Mr.
     Lyon  has also served as a member of the Board  of
     Trustees of the Nuveen Investment Trust, an  open-
     end  management investment company which currently
     offers   three  separate  investment   portfolios,
     including the Nuveen Growth and Income Stock Fund, the Nuveen Balanced Stock and Bond Fund and the
     Nuveen Balanced Municipal and Stock Fund. For the seven years prior to joining ICAP, Mr. Lyon was an Executive Vice President and Director of Research with Fred Alger Management in New York. Mr. Lyon graduated from Northwestern University with a B.A.
     in economics and received his M.B.A. from the Wharton School of Finance. Mr. Lyon has served as
     President and a Director of the Company since its inception in December 1994.

*Pamela  H.  Conroy, Vice President,  Treasurer  and  a
Director of the Company (DOB 12/23/61).

     Ms.  Conroy has been the Senior Vice President  of
     ICAP  since joining the Company in August of 1994,
     and  a  Director  of ICAP since  March  1995.   As
     Senior   Vice   President,  her   responsibilities
     include  accounting,  systems,  communication  and
     product  development.  Prior to joining ICAP,  Ms.
     Conroy  worked at Northern Trust where she  served
     as  a  Vice  President and worked in a variety  of
     capacities   in  the  investments  and  securities
     processing  areas  over a nine year  period.   Ms.
     Conroy  earned  a  B.A.  from  the  University  of
     Illinois  and an M.M. from the Kellogg  School  of
     Management.   Ms.  Conroy  has  served   as   Vice
     President, Treasurer and a Director of the Company since its inception in December 1994.


*Donald  D.  Niemann, Vice President, Secretary  and  a
Director of the Company (DOB 2/27/43).

     Mr. Niemann was an original co-founder of ICAP and
     has  served as an Executive Vice President  and  a
     Director   of   ICAP  since   March   1993.    His
     responsibilities at ICAP include  stock  research,
     selection   and  proxy  analysis.    Mr.   Niemann
     received   a   B.A.  in  history  from   Princeton
     University  and an M.B.A. from Harvard University.
     He  is  a Chartered Financial Analyst (CFA).   Mr.
     Niemann has served as Vice President and Secretary of the Company since its inception in December
     1994, and as a Director of the Company since  July
     1995.

Dr.  James  A.  Gentry, a Director of the Company  (DOB
11/22/30).

     Dr.   Gentry,  who  joined  the  faculty  at   the
     University of Illinois in 1966, is a Professor  of
     Finance  of  the College of Commerce and  Business
     Administration at the University.   Since  joining
     the University, Dr. Gentry has served as Associate
     Dean  of  the  College  of Commerce  and  Business
     Administration and has authored numerous  articles
     and  chapters  in  books.  Currently,  he  teaches
     courses  in advanced financial management  and  an
     honors    course    that   provides    outstanding
     undergraduate  students with  the  opportunity  to
     interact  with leading corporate executives.   Dr.
     Gentry   received  an  A.B.  from  Indiana   State
     University, and an M.B.A. and D.B.A. from  Indiana
     University.   Dr. Gentry has served as a  Director
     of  the  Company since its inception  in  December
     1994.


Joseph A. Hays, a Director of the Company (DOB 6/3/30).

     Mr.   Hays   has   been  Vice  President/Corporate
     Relations for the Tribune Company, a diverse media
     company,  since April 1983.  Mr. Hays  received  a
     B.S. in journalism from Utah State University  and
     a  Bachelor  of Law from Indiana University.   Mr.
     Hays has served as a Director of the Company since
     July 1995.

*Gary  S.  Maurer,  a  Director  of  the  Company  (DOB
9/26/47).

     Mr. Maurer, who joined ICAP in 1972, has served as
     Executive  Vice President and a Director  of  ICAP
     since March of 1993.  His responsibilities include
     oversight  of quantitative research,  as  well  as
     performance   measurement   and   analysis.     In
     addition, Mr. Maurer is the director of ICAP's client service effort. Mr. Maurer received a B.A.
     in economics from Cornell University and an M.B.A.
     from the University of Chicago. Mr. Maurer has served as a Director of the Company since its inception in December 1994.



Harold  W.  Nations,  a Director of  the  Company  (DOB
3/14/54).

     Mr.  Nations  is a partner with the  law  firm  of
     Shefsky & Froelich Ltd. in Chicago, Illinois.   He
     has  been  with  Shefsky & Froelich  since  March,
     1991.   For  the  seven years prior  thereto,  Mr.
     Nations was an associate with the firm of Skadden,
     Arps,   Slate,  Meagher,  &  Flom.   Mr.   Nations
     received  a  B.A.  in chemistry from  the  Georgia
     Institute   of   Technology  and   a   J.D.   from
     Northwestern University Law School.   Mr.  Nations
     has served as a Director of the Company since its inception in December 1994.


*Barbara  C. Schanmier, a Director of the Company  (DOB
3/29/50).

     Ms.  Schanmier, who joined ICAP in 1981, currently
     serves  as  Vice President for Trading  and  is  a
     Director   of  ICAP.   Previously,  Ms.  Schanmier
     served as an investment officer and trader at Harris Trust & Savings Bank. Prior to that, Ms.
     Schanmier  served  as an equity  trader  at  First
     Wisconsin Trust. She studied accounting at the University of Wisconsin. Ms. Schanmier has served as a Director of the Company since its inception in December 1994.

      Except  for  Dr. James A. Gentry, Mr.  Harold  W.
Nations, and Mr. Joseph A. Hays, the address of all  of
the above persons is Institutional Capital Corporation,
225  West  Wacker Drive, Suite 2400, Chicago,  Illinois
60606.   Dr.  Gentry's  address is  the  University  of
Illinois,  419  Commerce West, 1206 South  6th  Street,
Champaign, Illinois 61820-6271. Mr. Nation's address is 444 North Michigan Avenue, Chicago, Illinois 60611.
Mr.  Hays'  address  is 1110 North  Lake  Shore  Drive,
Apartment 24-South, Chicago, Illinois 60611.

     As of April 1, 1997, officers and directors of the
Company  beneficially  owned 53,580  shares  of  common
stock  or  1.3% of the Discretionary Equity Portfolio's
then  outstanding shares and less than 1% of the Equity
Portfolio's  then  outstanding shares.   Directors  and
officers   of  the  Company  who  are  also   officers,
directors,  employees, or shareholders of ICAP  do  not
receive  any remuneration from either of the Portfolios
for  serving  as  directors  or  officers.   All  other
directors receive $3,750 worth of shares of common stock in the Portfolio or Portfolios of their choice for each board meeting such director attends.


                PRINCIPAL SHAREHOLDERS



      As of April 1, 1997, the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of a Portfolio:

     Name and Address                  Portfolio      No. Shares     Percentage

Marshall  & Ilsley Trust              Discretionary     355,006         8.52%
Trustee FBO Rite-Hite Corp.              Equity
 Retirement Savings
1000 N. Water Street
Milwaukee, WI  53202

Wells  Fargo Bank N.A.                Discretionary     209,288         5.02%
Trustee FBO Chapman University            Equity
P.O. Box 9800
Calabasas, CA  91302

Marshall  & Ilsley Trust Co.          Discretionary     250,577         6.01%
Trustee FBO Oil Gear Co.                  Equity
1000 N. Water Street
Milwaukee, WI  53202

Bank  of America                      Discretionary     233,010         5.59%
Trustee FBO Presbyterian                  Equity
 Intercommunity Hospital
 Defined Benefit Retirement Plan
P.O. Box 3577
Los Angeles, CA  90051

Wendel  & Co.                         Discretionary     644,601        15.47%
Trustee FBO Presbyterian                  Equity
 Intercommunity Hospital
c/o The Bank of New York
P.O. Box 1066
Wall Street Station
New York, NY  10268

Mitra  & Co.                          Discretionary     284,244         6.82%
1000 N. Water Street                      Equity
Attn:  Mutual Funds
Milwaukee, WI  53202

Northern  Trust Company               Discretionary     328,042         7.87%
Trustee FBO Sun Times Company             Equity
Master Retirement Trust
P. O. Box 42956
Chicago, IL 60675

Wendel & Co.                              Equity        325,680         5.53%
c/o The Bank of New York
P.O. Box 1066
Wall Street Station
New York, NY  10268

Pennsylvania State Education              Equity        413,971         7.03%
 Association Pension Plan
400 North 3rd Street, Box 1724
Harrisburg, PA  17105

Pondview & Company                        Equity        462,803         7.86%
State Street Bank & Trust
Trust FBO Dade International
  Pension Trust
One Enterprise Drive
North Quincy, MA 02171

     As of April 1, 1997, no person owned a controlling
interest   in   the   Company.  Shareholders   with   a
controlling interest could effect the outcome of proxy voting or the direction of management of the Company.


                  INVESTMENT ADVISER

      Institutional Capital Corporation ("ICAP") is the
investment  adviser  to  the  Portfolios.    Mr.   Lyon
controls  ICAP  and is the President, Chief  Investment
Officer,  and  a director of ICAP.  Ms. Conroy  is  the
Senior Vice President and a director of ICAP, and  both
Mr.   Niemann   and  Mr.  Maurer  are  Executive   Vice
Presidents and directors of ICAP.  Ms. Schanmier  is  a
Vice President and director of ICAP.  Mr. Lyon owns 51%
of  ICAP.   A  brief  description  of  the  Portfolios'
investment advisory agreement is set forth in the Prospectus under "MANAGEMENT."


       The  Portfolios'  advisory  agreement  is  dated
December  30,  1994  (the "Advisory  Agreement").   The
Advisory Agreement had an initial term of two years and
is now required to be approved annually by the Board of
Directors  of the Company or by vote of a  majority  of
each  of  the Portfolio's outstanding voting securities
(as  defined  in  the  Investment Company  Act).   Each
annual renewal must also be approved by the vote  of  a
majority of the Company's directors who are not parties
to  the Advisory Agreement or interested persons of any
such party, cast in person at a meeting called for  the
purpose  of  voting  on  such approval.   The  Advisory
Agreement  was  initially approved by  the  vote  of  a
majority  of  the  Company's  directors  who  were  not
parties to the Advisory Agreement or interested persons
of  any  such  party on December 6,  1994  and  by  the
initial shareholders of each Portfolio on December  14,
1994.   Most  recently,  the  Advisory  Agreement   was
approved  by the directors, including the disinterested
directors,   on  November  14,  1996.    The   Advisory
Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Company, by vote of a majority of each Portfolio's outstanding voting securities, or by ICAP, and will terminate automatically in the event of its assignment.


      Under  the terms of the Advisory Agreement,  ICAP
manages  the  Portfolios' investments, subject  to  the
supervision of the Company's Board of Directors.   ICAP
is  responsible for investment decisions  and  supplies
investment research and portfolio management.   At  its
expense,  ICAP provides office space and all  necessary
office   facilities,  equipment   and   personnel   for
servicing the investments of the Portfolios.

      As  compensation for its services, each Portfolio
pays  to ICAP a monthly advisory fee at the annual rate
of  0.80% of the average daily net asset value  of  the
respective Portfolio.  See "DETERMINATION OF NET  ASSET
VALUE" in the Prospectus.  From time to time, ICAP  may
voluntarily  waive all or a portion of  its  management
fee  for  the Portfolios.  For the year ended  December
31,   1996,  ICAP  voluntarily  agreed  to  waive   its
management   fee  and/or  reimburse  each   Portfolio's
operating  expenses to the extent necessary  to  ensure
that   neither  Portfolio's  total  operating  expenses
exceeded  0.80%  of the respective Portfolio's  average
daily  net  assets, and ICAP has voluntarily agreed  to
continue this waiver/reimbursement policy for the  year
ending  December  31,  1997.  During  the  years  ended
December  31, 1995 and 1996, ICAP received  $7,820  and
$434,716   from  the  Discretionary  Equity  Portfolio,
respectively, and $36,319 and $436,868 from the  Equity
Portfolio,  respectively,  as  compensation   for   its
services  under  the Advisory Agreement.   The  amounts
received by ICAP for such services would have been $141,845 and $715,273 for the Discretionary Equity
Portfolio, respectively, and $190,793 and $723,879 from the Equity Portfolio, respectively, had ICAP not waived a portion of its fees during the years ended December
31, 1995 and 1996.


      The Advisory Agreement requires ICAP to reimburse
the  Portfolios  in  the event that  the  expenses  and
charges  payable by the Portfolios in any fiscal  year,
including   the  advisory  fee  but  excluding   taxes,
interest,  brokerage  commissions,  and  similar  fees,
exceed  those set forth in any statutory or  regulatory
formula prescribed by any state in which shares of  the
Portfolios  are registered.  Such excess is  determined
by valuations made as of the close of each business day
of  the  year.  Reimbursement of expenses in excess  of
the  applicable limitation will be
made  on  a  monthly
basis  and  will be paid to the Portfolios by reduction
of  ICAP's fee, subject to later adjustment,  month  by
month,  for  the  remainder of the  Portfolios'  fiscal
year.   ICAP  may from time to time voluntarily  absorb
expenses  for  the  Portfolios  in  addition   to   the
reimbursement of expenses in excess of applicable limitations.


         PORTFOLIO TRANSACTIONS AND BROKERAGE

      ICAP is responsible for decisions to buy and sell
securities for the Portfolios and for the placement  of
the Portfolios' securities business, the negotiation of
the commissions to be paid on such transactions and the
allocation   of   portfolio  brokerage  and   principal
business.   It is the policy of ICAP to seek  the  best
execution  at  the best security price  available  with
respect  to  each transaction, in light of the  overall
quality of brokerage and research services provided  to
ICAP  or  the  Portfolios.   The  best  price  to   the
Portfolios means the best net price without  regard  to
the  mix between purchase or sale price and commission,
if  any.   Purchases  may  be made  from  underwriters,
dealers,  and,  on occasion, the issuers.   Commissions
will  be  paid on the Portfolios' futures  and  options
transactions, if any.  The purchase price of  portfolio
securities purchased from an underwriter or dealer  may
include  underwriting commissions and  dealer  spreads.
The   Portfolios   may   pay  mark-ups   on   principal
transactions.   In  selecting  broker-dealers  and   in
negotiating  commissions,  ICAP  considers  the  firm's
reliability, the quality of its execution services on a
continuing   basis   and   its   financial   condition.
Brokerage will not be allocated based on the sale of a Portfolio's shares.

     The aggregate amount of brokerage commissions paid by the Discretionary Equity Portfolio for the years ended December 31, 1995 and 1996 was $44,543 and
$197,710, respectively, and the aggregate amount of brokerage commissions paid by the Equity Portfolio for the years ended December 31, 1995 and 1996 was $51,101 and $220,706, respectively.

      Section 28(e) of the Securities Exchange  Act  of
1934  ("Section 28(e)") permits an investment  adviser,
under certain circumstances, to cause an account to pay
a  broker or dealer who supplies brokerage and research
services  a  commission for effecting a transaction  in
excess  of  the amount of commission another broker  or
dealer   would   have   charged   for   effecting   the
transaction.   Brokerage and research services  include
(a)  furnishing  advice as to the value of  securities,
the  advisability of investing, purchasing  or  selling
securities,  and  the  availability  of  securities  or
purchasers  or  sellers of securities;  (b)  furnishing
analyses  and  reports concerning issuers,  industries,
securities,  economic  factors  and  trends,  portfolio
strategy,  and  the  performance of accounts;  and  (c)
effecting   securities  transactions   and   performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

      In  selecting brokers, ICAP considers  investment
and  market  information and other  research,  such  as
economic,   securities   and  performance   measurement
research, provided by such brokers, and the quality and
reliability of brokerage services, including  execution
capability,  performance, and financial responsibility.
Accordingly, the commissions charged by any such broker
may  be  greater  than the amount  another  firm  might
charge if ICAP determines in good faith that the amount
of  such commissions is reasonable in relation  to  the
value   of   the  research  information  and  brokerage
services  provided  by such broker to  the  Portfolios.
ICAP believes that the research information received in
this  manner  provides the Portfolios with benefits  by
supplementing the research otherwise available  to  the
Portfolios.  The Advisory Agreement provides that  such
higher  commissions will not be paid by the  Portfolios
unless  (a)  ICAP  determines in good  faith  that  the
amount  is  reasonable in relation to the  services  in
terms  of  the particular transaction or  in  terms  of
ICAP's  overall  responsibilities with respect  to  the
accounts   as   to   which   it  exercises   investment
discretion; (b) such payment is made in compliance with
the provisions of Section 28(e), other applicable state
and  federal laws, and the Advisory Agreement; and  (c)
in  the opinion of ICAP, the total commissions paid  by
the  Portfolios will be reasonable in relation  to  the
benefits  to  the Portfolios over the long  term.   The
investment advisory fees paid by the Portfolios under the Advisory Agreement are not reduced as a result of ICAP's receipt of research services.

      ICAP places portfolio transactions for other advisory accounts managed by ICAP. Research services furnished by firms through which the Portfolios effect their securities transactions may be used by ICAP in servicing all of its accounts; not all of such services may be used by ICAP in connection with the Portfolios.
ICAP believes it is not possible to measure separately the benefits from research services to each of the accounts (including the

Portfolios)  managed  by  it.
Because the volume and nature of the trading activities
of   the  accounts  are  not  uniform,  the  amount  of
commissions  in  excess  of those  charged  by  another
broker  paid by each account for brokerage and research
services will vary.  However, ICAP believes such  costs
to  the Portfolios will not be disproportionate to  the
benefits  received by the Portfolios  on  a  continuing
basis.   ICAP  seeks to allocate portfolio transactions
equitably  whenever concurrent decisions  are  made  to
purchase  or  sell  securities by  the  Portfolios  and
another   advisory  account.   In  some   cases,   this
procedure could have an adverse effect on the price or the amount of securities available to the Portfolios.
In making such allocations between the Portfolio and other advisory accounts, the main factors considered by ICAP are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

      The  Discretionary  Equity Portfolio's  portfolio
turnover rate for the years ended December 31, 1995 and
1996  was  102% and 138%, respectively, and the  Equity
Portfolio's portfolio turnover rate for the years ended
December   31,  1995  and  1996  was  105%  and   125%,
respectively.   Each  Portfolio  anticipates  that  its
portfolio  turnover rate will not exceed 150%,  and  is
generally  expected to be between 100% and  125%.   The
annual portfolio turnover rate indicates changes in each Portfolio's securities holdings; for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Portfolios' shares.


                       CUSTODIAN

      As custodian of the Portfolios' assets, UMB Bank,
n.a.,  928  Grand Avenue, Kansas City, Missouri  64141,
has   custody  of  all  securities  and  cash  of  each
Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.


        DIVIDEND-DISBURSING AND TRANSFER AGENT

      Sunstone Investor Services, LLC ("Sunstone") acts
as  dividend-disbursing  and  transfer  agent  for  the
Portfolios.  Sunstone is compensated based on an annual
fee per open account of $12.00 (subject to a minimum of
$14,000  per year) plus out-of-pocket expenses such  as
postage  and  printing  expenses  in  connection   with
shareholder communications. Sunstone also receives an annual fee per closed account of $2.50.


                         TAXES

      Each  Portfolio  will be treated  as  a  separate
entity  for Federal income tax purposes since  the  Tax
Reform  Act of 1986 requires that all portfolios  of  a
series  fund  be  treated  as separate  taxpayers.   As
indicated under "DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS,
AND  TAX  STATUS"  in  the Prospectus,  each  Portfolio
intends to continue to qualify annually as a "regulated
investment company" under the Code.  This qualification
does   not  involve  government  supervision   of   the
Company's management practices or policies.

      A dividend or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as stated above.

           DETERMINATION OF NET ASSET VALUE

      As  set  forth in the Prospectus under  the  same
caption,  the  net  asset  value  per  share  of   each
Portfolio  is determined as of the close of trading  on
each  day  the  New  York Stock Exchange  is  open  for
trading.   The  Portfolios do not determine  net  asset
value on days the New York Stock Exchange is closed and
at  other times described in the Prospectus.   The  New
York  Stock  Exchange  is closed  on  New  Year's  Day,
President's    Day,   Good   Friday,   Memorial    Day,
Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas   Day.    Additionally,   if   any   of   the
aforementioned  holidays falls on a Saturday,  the  New
York Stock Exchange will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. Shares of the Portfolios are offered and sold on a continuous basis at a price equal to the net asset value per share as determined in accordance with the foregoing provisions.


                 SHAREHOLDER MEETINGS

       Maryland   law  permits  registered   investment
companies,  such as the Company, to operate without  an
annual   meeting   of  shareholders   under   specified
circumstances if an annual meeting is not required by the Investment Company Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Investment
Company Act.

      The Company's Bylaws also contain procedures  for
the   removal  of  directors  by  shareholders  of  the
Company.   At any meeting of shareholders, duly  called
and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.




                PERFORMANCE INFORMATION

      As  described  in the "COMPARISON  OF  INVESTMENT
RESULTS"  section  of the Portfolios'  Prospectus,  the
Portfolios'  historical performance or  return  may  be
shown in the form of various performance figures.   The
Portfolios'   performance  figures   are   based   upon
historical    results   and   are    not    necessarily
representative   of   future   performance.     Factors
affecting the Portfolios' performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Total Return

      The average annual total return of each Portfolio is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

          P = a hypothetical initial payment of $1,000.
          T = average annual total return.
          n = number of years.
        ERV = ending redeemable value of a hypothetical
              $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Portfolio's shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
The  calculation  assumes that all income  and  capital
gains   dividends  paid  by  a  Portfolio   have   been
reinvested at the net asset value of the Portfolio on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

      Cumulative  total  return represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

      The  total  return  for the Discretionary  Equity
Portfolio for the years ended December 31, 1995 and 1996 was 35.21% and 25.55%, respectively, and the total return for the Equity Portfolio for the years ended
December  31,  1995  and 1996 was  38.85%  and  26.26%,
respectively.

Volatility

      Occasionally statistics may be used to specify  a
Portfolio's volatility or risk.  Measures of volatility
or risk are generally used to compare a Portfolio's net
asset  value or performance relative to a market index.
One  measure  of  volatility  is  beta.   Beta  is  the
volatility  of a fund relative to the total  market  as
represented  by the Standard & Poor's 500 Stock  Index.
A  beta  of more than 1.00 indicates volatility greater
than the market, and a beta of less than 1.00 indicates
volatility  less than the market.  Another  measure  of
volatility  or  risk  is standard deviation.   Standard
deviation  is used to measure variability of net  asset
value  or  total  return  around  an  average,  over  a
specified period of time.  The premise is that  greater
volatility   connotes  greater   risk   undertaken   in
achieving performance.

Comparisons

       From  time  to  time,  in  marketing  and  other
Portfolio  literature, the Portfolios' performance  may
be compared to the performance of other mutual funds in
general  or to the performance of particular  types  of
mutual  funds with similar investment goals, as tracked
by     independent    organizations.     Among    these
organizations,   Lipper   Analytical   Services,   Inc.
("Lipper"),  a  widely used independent  research  firm
which   ranks  mutual  funds  by  overall  performance,
investment  objectives,  and  assets,  may  be   cited.
Lipper performance figures are based on changes in  net
asset   value,  with  all  income  and  capital   gains
dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds.
The Portfolios will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

      The  Portfolios' performance may also be compared
to   the   performance  of  other   mutual   funds   by
Morningstar,  Inc., which ranks funds on the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

      Evaluations  of  Portfolio  performance  made  by
independent  sources may also be used in advertisements
concerning  the  Portfolios, including reprints  of  or
selections  from,  editorials  or  articles  about  the
Portfolios.   Sources  for  Portfolio  performance  and
articles about the Portfolios may include publications such as Money, Forbes, Kiplinger's, Financial World,
Business  Week,  U.S. News and World Report,  the  Wall
Street Journal, Barron's and a variety of investment newsletters.

      The Portfolios may compare their performance to a
wide  variety  of  indices and  measures  of  inflation
including the Standard & Poor's Index of 500 Stocks and
the NASDAQ Over-the-Counter Composite Index.  There
are
differences  and  similarities between the  investments
that  the  Portfolios may purchase for their respective
portfolios  and  the  investments  measured  by   these
indices.

      Investors  may  want to compare  the  Portfolios'
performance to that of certificates of deposit  offered
by    banks    and   other   depository   institutions.
Certificates  of  deposit may offer fixed  or  variable
interest rates and principal is guaranteed and  may  be
insured.   Withdrawal of the deposits prior to maturity
normally  will be subject to a penalty.  Rates  offered
by  banks and other depository institutions are subject
to   change  at  any  time  specified  by  the  issuing
institution.   Investors  may  also  want  to   compare
performance  of the Portfolios to that of money  market
funds.   Money  market fund yields will  fluctuate  and
shares are not insured, but share values usually remain stable.


                INDEPENDENT ACCOUNTANTS

      Coopers  &  Lybrand  L.L.P., 411  East  Wisconsin
Avenue, Milwaukee, Wisconsin 53202 have been selected as the independent accountants for the Portfolios.


                 FINANCIAL STATEMENTS

     The following audited financial statements of each of the Portfolios for the year ended December 31, 1996 are contained herein:

          (a)  Schedules of Investments.

          (b)  Statements of Assets and Liabilities.

          (c)  Statements of Operations.

          (d)  Statements of Changes in Net Assets.

          (e)  Financial Highlights.

          (f)  Notes to Financial Statements.

          (g)  Report of Independent Accountants.

            DISCRETIONARY EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS

                   December 31, 1996
__________________________________________________________________

 Number
of Shares                                                 Value
__________________________________________________________________

            COMMON STOCKS 93.89%

            AUTOS & TRUCKS 2.77%
54,700      General Motors Corp.                     $ 3,049,525

            BANKS & FINANCE 9.31%
56,100      Banc One Corp.                             2,412,300
25,795      Citicorp                                   2,656,885
82,800      CS Holdings - ADR                          2,119,680
11,400      Wells Fargo & Co.                          3,075,150
                                                      10,264,015

            CHEMICALS 6.76%
35,650      Dow Chemical Co.                           2,794,069
29,292      Du Pont (E.I.) de Nemours & Co.            2,764,432
36,700      Grace (W.R.) & Co.                         1,899,225
                                                       7,457,726

            COMMUNICATIONS 1.92%
34,550      Motorola, Inc.                             2,120,506

            COMPUTER SYSTEMS 2.52%
18,442      International Business Machines Corp.      2,784,742

            DEFENSE 7.16%
32,000      Boeing Co.                                 3,404,000
25,450      Northrop Grumman Corp.                     2,105,988
49,500      Raytheon Co.                               2,382,188
                                                       7,892,176

            DRUGS & SUPPLIES 10.96%
44,194      American Home Products Corp.               2,590,873
26,600      Bristol-Myers Squibb                       2,892,750
65,512      Novartis AG - ADR                          3,739,425
84,600      Rhone-Poulenc SA - ADR                     2,865,825
                                                      12,088,873

            ELECTRONICS 1.07%
54,700      General Instrument Corp.<F4>               1,182,888

See notes to financial statements.

            DISCRETIONARY EQUITY PORTFOLIO
           SCHEDULE OF INVESTMENTS (CONT'D.)

                   December 31, 1996
__________________________________________________________________

 Number
of Shares                                                 Value
__________________________________________________________________

            ENTERTAINMENT 6.24%
72,100      Host Marriott International Corp.<F4>     $1,153,600
49,500      ITT Corp.<F4>                              2,147,063
89,500      Philips Electronics N.V.                   3,580,000
                                                       6,880,663

            FINANCIAL - MISCELLANEOUS 2.52%
61,166      Travelers Group, Inc.                      2,775,407

            FOOD, TOBACCO & BEVERAGE 2.15%
25,150      Loews Corp.                                2,370,387

            HEALTHCARE - MISCELLANEOUS 3.40%
26,200      Aetna, Inc.                                2,096,000
75,550      Tenet Healthcare Corp.<F4>                 1,652,656
                                                       3,748,656

            INSURANCE 2.71%
51,693      Allstate Corp.                             2,991,732

            MEDIA 2.80%
63,050      Dun and Bradstreet Corp.                   1,497,437
45,400      Scripps (E.W.) Co.                         1,589,000
                                                       3,086,437

            METALS 0.74%
35,400      Allegheny Teledyne Corp.                     814,200

            OILS 5.86%
37,816      Amoco Corp.                                3,044,188
75,500      Elf Aquitaine - ADR                        3,416,375
                                                       6,460,563

            RETAIL 4.26%
64,642      Federated Department Stores, Inc.<F4>      2,205,908
108,900     Wal-Mart Stores, Inc.                      2,491,088
                                                       4,696,996

            SERVICES - MISCELLANEOUS 3.57%
76,300      Peninsular & Oriental - ADR                1,540,497
73,600      WMX Technologies, Inc.                     2,401,200
                                                       3,941,697

See notes to financial statements.

            DISCRETIONARY EQUITY PORTFOLIO
           SCHEDULE OF INVESTMENTS (CONT'D.)

                   December 31, 1996

_________________________________________________________________

 Number
of Shares                                                 Value
_________________________________________________________________

            TELEPHONE 8.42%
81,800      MCI Communications Corp.                $  2,673,838
68,200      Nynex Corp.                                3,282,125
90,700      Pacific Telesis Group                      3,333,225
                                                       9,289,188

            TOYS 1.90%
37,800      Hasbro, Inc.                               1,469,475
22,553      Mattel, Inc.                                 625,846
                                                       2,095,321

            TRANSPORTATION 6.85%
23,800      AMR Corp.<F4>                              2,097,375
29,034      Burlington Northern Santa Fe Corp.         2,507,812
49,010      Union Pacific Corp.                        2,946,726
                                                       7,551,913

            TOTAL COMMON STOCKS
               (cost $88,477,800)                    103,543,611

            PREFERRED STOCK 1.51%

            COMMUNICATIONS 1.51%
29,000      Nokia Corp. Preferred ADS                  1,667,500

            TOTAL PREFERRED STOCK
                 (cost $1,084,927)                     1,667,500

See notes to financial statements.

            DISCRETIONARY EQUITY PORTFOLIO
           SCHEDULE OF INVESTMENTS (CONT'D.)

                   December 31, 1996

_________________________________________________________________

 Principal
 Amount                                                   Value
_________________________________________________________________

            SHORT-TERM INVESTMENTS 4.56%

            DISCOUNTED COMMERCIAL PAPER 2.44%
$2,700,000  Lucent Technologies, 5.35%, 1/29/97   $    2,689,026

            MONEY MARKET 2.12%
2,336,565   Money Market Fiduciary                     2,336,565

            TOTAL SHORT-TERM INVESTMENTS
                 (cost $5,025,591)                     5,025,591

            TOTAL INVESTMENTS 99.96%
                 (cost $94,588,318)                  110,236,702

            Cash and Other Assets,
               less Liabilities 0.04%                     43,125

            NET ASSETS 100.00%                      $110,279,827

See notes to financial statements.
<F4> Non-income producing

                   EQUITY PORTFOLIO
                SCHEDULE OF INVESTMENTS

                   December 31, 1996

_________________________________________________________________

 Number
of Shares                                                 Value
_________________________________________________________________

            COMMON STOCKS  93.01%

            AUTOS & TRUCKS 3.35%
89,500      General Motors Corp.                     $ 4,989,625

            BANKS & FINANCE 8.95%
69,200      Banc One Corp.                             2,975,600
36,605      Citicorp                                   3,770,315
103,400     CS Holdings - ADR                          2,647,040
14,650      Wells Fargo & Co.                          3,951,838
                                                      13,344,793

            BUILDING 0.49%
10,500      Armstrong World Industries, Inc.             729,750

            CHEMICALS 6.44%
45,550      Dow Chemical Co.                           3,569,981
38,958      Du Pont (E.I.) de Nemours & Co.            3,676,661
45,600      Grace (W.R.) & Co.                         2,359,800
                                                       9,606,442

            COMMUNICATIONS 1.86%
45,300      Motorola, Inc.                             2,780,288

            COMPUTER SYSTEMS 3.55%
35,058      International Business Machines Corp.      5,293,758

            DEFENSE 6.86%
41,200      Boeing Co.                                 4,382,650
31,900      Northrop Grumman Corp.                     2,639,725
66,600      Raytheon Co.                               3,205,125
                                                      10,227,500

            DRUGS & SUPPLIES 10.77%
59,056      American Home Products Corp.               3,462,158
40,400      Bristol-Myers Squibb                       4,393,500
82,113      Novartis AG - ADR                          4,687,010
103,700     Rhone-Poulenc SA - ADR                     3,512,838
                                                      16,055,506

See notes to financial statements.

                   EQUITY PORTFOLIO
           SCHEDULE OF INVESTMENTS (CONT'D.)

                   December 31, 1996

_________________________________________________________________

 Number
of Shares                                                 Value
_________________________________________________________________

            ELECTRONICS 1.04%
71,700      General Instrument Corp.<F5>              $1,550,512

            ENTERTAINMENT 5.71%
97,200      Host Marriott International Corp.<F5>      1,555,200
59,900      ITT Corp.<F5>                              2,598,163
109,230     Philips Electronics N.V.                   4,369,200
                                                       8,522,563

            FINANCIAL - MISCELLANEOUS 2.59%
85,100      Travelers Group, Inc.                      3,861,412

            FOOD, TOBACCO & BEVERAGE 2.56%
40,450      Loews Corp.                                3,812,412

            HEALTHCARE - MISCELLANEOUS 3.28%
35,250      Aetna, Inc.                                2,820,000
94,900      Tenet Healthcare Corp.<F5>                 2,075,938
                                                       4,895,938

            INSURANCE 2.84%
73,150      Allstate Corp.                             4,233,556

            MEDIA 2.86%
81,500      Dun and Bradstreet Corp.                   1,935,625
61,500      New York Times Co., Class A                2,337,000
                                                       4,272,625

            METALS 0.84%
54,300      Allegheny Teledyne Corp.                   1,248,900

            NON-DEFENSE CAPITAL SPENDING 1.83%
95,500      AGCO Corp.                                 2,733,687

            OILS 2.94%
97,000      Elf Aquitaine - ADR                        4,389,250

            RETAIL 4.39%
93,608      Federated Department Stores, Inc.<F5>      3,194,373
146,500     Wal-Mart Stores, Inc.                      3,351,188
                                                       6,545,561

See notes to financial statements.

                   EQUITY PORTFOLIO
           SCHEDULE OF INVESTMENTS (CONT'D.)

                   December 31, 1996

_________________________________________________________________
 Number
of Shares                                                 Value
_________________________________________________________________

            SERVICES - MISCELLANEOUS 3.54%
101,300     Peninsular & Oriental - ADR            $   2,045,247
99,100      WMX Technologies, Inc.                     3,233,138
                                                       5,278,385

            TELEPHONE 7.93%
128,100     MCI Communications Corp.                   4,187,269
86,600      Nynex Corp.                                4,167,625
94,350      Pacific Telesis Group                      3,467,362
                                                      11,822,256

            TOYS 1.98%
48,600      Hasbro, Inc.                               1,889,325
38,273      Mattel, Inc.                               1,062,076
                                                       2,951,401

            TRANSPORTATION 6.41%
31,550      AMR Corp.<F5>                              2,780,344
36,166      Burlington Northern Santa Fe Corp.         3,123,838
60,690      Union Pacific Corp.                        3,648,986
                                                       9,553,168

            TOTAL COMMON STOCKS
                 (cost $120,836,433)                 138,699,288

            PREFERRED STOCK 2.10%

            COMMUNICATIONS 2.10%
54,550      Nokia Corp. Preferred ADS                  3,136,625

            TOTAL PREFERRED STOCK
                 (cost $2,160,368)                     3,136,625

See notes to financial statements.

             EQUITY PORTFOLIO
           SCHEDULE OF INVESTMENTS (CONT'D.)

                   December 31, 1996

__________________________________________________________________

 Principal
 Amount                                                   Value
__________________________________________________________________

            SHORT-TERM INVESTMENTS 4.81%

            MONEY MARKET 4.81%
$7,170,249  Money Market Fiduciary                 $   7,170,249

            TOTAL SHORT-TERM INVESTMENTS
                 (cost $7,170,249)                     7,170,249

            TOTAL INVESTMENTS 99.92%
                 (cost $130,167,050)                 149,006,162

            Cash and Other Assets,
               less Liabilities 0.08%                    118,448

            NET ASSETS 100.00%                      $149,124,610

See notes to financial statements.
<F5> Non-income producing

                   ICAP FUNDS, INC.
         STATEMENTS OF ASSETS AND LIABILITIES

                   December 31, 1996

___________________________________________________________________

                                           Discretionary
                                             Equity        Equity
                                            Portfolio     Portfolio
___________________________________________________________________

ASSETS:
Investments, at value (cost $94,588,318
 and $130,167,050, respectively)        $110,236,702   $149,006,162
Interest and dividends receivable            156,786        203,909
Deferred organization costs                   21,776         21,775
Prepaid blue sky fees                         18,234         17,230
   Total Assets                          110,433,498    149,249,076

LIABILITIES:
Accrued expenses                              57,909         69,229
Accrued investment advisory fee               43,660         55,237
Other liabilities                             52,102              -
   Total Liabilities                         153,671        124,466

NET ASSETS                              $110,279,827   $149,124,610

NET ASSETS CONSIST OF:
Capital stock                        $        37,318$        47,855
Paid-in-capital in excess of par          95,128,555    130,536,547
Undistributed net investment income           38,117         40,435
Distributions in excess of book net
 realized gain on investments               (572,547)      (339,339)
Net unrealized appreciation on
 investments                              15,648,384     18,839,112

NET ASSETS                              $110,279,827   $149,124,610

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                               100,000,000    100,000,000
Issued and outstanding                     3,731,749      4,785,550

NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                      $29.55         $31.16

See notes to financial statements.

                  ICAP FUNDS, INC.
               STATEMENTS OF OPERATIONS

         For the Year Ended December 31, 1996

____________________________________________________________________

                                           Discretionary
                                             Equity        Equity
                                            Portfolio     Portfolio
_____________________________________________________________________

INVESTMENT INCOME:
Dividends                              $1,671,155<F6>    $1,655,907<F7>
Interest                                     252,813        103,162
                                           1,923,968      1,759,069

EXPENSES:
Investment advisory fees                     715,273        723,879
Fund administration and accounting fees      126,877        127,854
Federal and state registration fees           47,850         53,030
Directors' fees and expenses                  21,499         21,517
Legal fees                                    21,243         21,251
Shareholder servicing                         17,469         17,211
Custody fees                                  16,695         17,629
Audit fees                                     9,863          9,863
Amortization of organization costs             7,257          7,257
Reports to shareholders                        6,784          6,551
Other                                          5,020          4,848

Total expenses before waiver                 995,830      1,010,890
Waiver of expenses by adviser               (280,557)      (287,011)
Net expenses                                 715,273        723,879

NET INVESTMENT INCOME                      1,208,695      1,035,190

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments           6,299,055      5,779,806
Change  in  unrealized appreciation
 on investments                           13,371,227     15,258,719

Net gain on investments                   19,670,282     21,038,525

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                          $20,878,977    $22,073,715

<F6>  Net of $47,016 in foreign withholding taxes.
<F7>  Net of $30,827 in foreign withholding taxes.

See notes to financial statements.

                    ICAP FUNDS, INC.
          STATEMENTS OF CHANGES IN NET ASSETS

__________________________________________________________________________

                                           Discretionary    Discretionary
                                               Equity           Equity
                                             Portfolio         Portfolio
                                             Year Ended        Year Ended
                                           Dec. 31, 1996     Dec. 31, 1995
___________________________________________________________________________

OPERATIONS:
Net investment income                    $ 1,208,695         $   303,024
net realized gain on investments           6,299,055           1,751,535
Change in unrealized appreciation
  on investments                          13,371,227           2,277,157
Net increase in net assets resulting
   from operations                        20,878,977           4,331,716

DISTRIBUTIONS PAID FROM:
Net investment income                    (1,180,843)            (300,886)
Net realized gain on investments         (6,853,187)          (1,751,535)
In excess of book net realized gain
   on investments                             -                  (18,415)
Net decrease in net assets resulting
 from distributions paid                 (8,034,030)          (2,070,836)

CAPITAL SHARE TRANSACTIONS:
Shares sold                               60,577,180          33,190,611
Shares issued to holders in reinvestment
  of distributions                         7,940,201           1,982,225
Shares redeemed                          (8,444,934)            (170,283)
Net increase in net assets resulting from
   capital share transactions             60,072,447          35,002,553

TOTAL INCREASE IN NET ASSETS              72,917,394          37,263,433

NET ASSETS:
Beginning of year                         37,362,433              99,000
End of year                             $110,279,827         $37,362,433

See notes to financial statements.

                   ICAP FUNDS, INC.
          STATEMENTS OF CHANGES IN NET ASSETS

___________________________________________________________________________

                                               Equity           Equity
                                             Portfolio         Portfolio
                                             Year Ended       Year Ended
                                           Dec. 31, 1996     Dec. 31, 1995
____________________________________________________________________________


OPERATIONS:
Net investment income                  $   1,035,190        $   356,342
Net realized gain on investments           5,779,806          2,362,765
Change in unrealized appreciation
   on investments                         15,258,719          3,580,393
Net increase in net assets resulting
   from operations                        22,073,715          6,299,500

DISTRIBUTIONS PAID FROM:
Net investment income                      (998,870)           (356,342)
In excess of book net investment income            -             (4,012)
Net realized gain on investments         (6,104,860)         (2,362,765)
In excess of book net realized gain
 on investments                                    -            (14,285)
Net decrease in net assets resulting from
 distributions paid                      (7,103,730)         (2,737,404)

CAPITAL SHARE TRANSACTIONS:
Shares sold                              101,599,973         42,888,716
Shares issued to holders in reinvestment
 of distributions                          6,875,245          2,429,267
Shares redeemed                         (21,108,211)         (2,093,461)

Net increase in net assets resulting from
 capital share transactions               87,367,007         43,224,522

TOTAL INCREASE IN NET ASSETS             102,336,992         46,786,618

NET ASSETS:
Beginning of year                         46,787,618              1,000

End of year                             $149,124,610        $46,787,618

See notes to financial statements.

                   ICAP FUNDS, INC.
                 FINANCIAL HIGHLIGHTS

__________________________________________________________________________

                                           Discretionary     Discretionary
                                               Equity            Equity
                                             Portfolio          Portfolio
                                             Year Ended         Year Ended
(For a share outstanding throughout the year)Dec. 31, 1996   Dec. 31, 1995<F8>
____________________________________________________________________________

Net asset value, beginning of year            $25.42              $20.00

Income from investment operations:
 Net investment income                          0.36                0.31
 Net realized and unrealized gain on
  investments                                   6.09                6.70

   Total income from investment operations      6.45                7.01

Less distributions:
 From net investment income                   (0.36)               (0.31)
 From net realized gain on investments        (1.96)               (1.27)
  In  excess  of book net realized
   gain on investments                            -                (0.01)

   Total distributions                        (2.32)               (1.59)

Net asset value, end of year                  $29.55              $25.42

Total return                                  25.55%              35.21%

Supplemental data and ratios:
 Net assets, end of year (in thousands)     $110,280             $37,362
 Ratio of expenses to average net assets<F9>   0.80%               0.80%
 Ratio of net investment income to average
   net assets<F9>                              1.35%               1.71%
 Portfolio turnover rate                        138%                102%
 Average commission rate paid on portfolio
   investment transactions                   $0.0356                N/A

<F8> Commencement of operations January 1, 1995.
<F9>  Net  of  waivers  by  ICAP.  Without  waivers  of
expenses,  the ratio of expenses to average net  assets
would  have been 1.11% and 1.56%, and the ratio of  net
investment income to average net assets would have been
1.04%  and 0.95% for the years ended December 31,  1996
and December 31, 1995, respectively.

See notes to financial statements.

                   ICAP FUNDS, INC.
                 FINANCIAL HIGHLIGHTS


__________________________________________________________________________

                                               Equity           Equity
                                             Portfolio         Portfolio
                                             Year Ended        Year Ended
(For a share outstanding throughout the year)Dec. 31, 1996  Dec. 31, 1995<F10>
___________________________________________________________________________

Net asset value, beginning of year            $26.03             $20.00

Income from investment operations:
 Net investment income                          0.31               0.28
 Net realized and unrealized gain on
  investments                                   6.49               7.45

   Total income from investment operations      6.80               7.73

Less distributions:
 From net investment income                    (0.30)             (0.28)
 From net realized gain on investments         (1.37)             (1.41)
  In  excess  of book net realized
  gain on  investments                              -             (0.01)

   Total distributions                        (1.67)              (1.70)

Net asset value, end of year                  $31.16             $26.03

Total return                                  26.26%             38.85%

Supplemental data and ratios:
 Net assets, end of year (in thousands)     $149,125            $46,788
 Ratio of expenses to average net assets<F11>  0.80%              0.80%
 Ratio of net investment income to average
   net assets<F11>                             1.15%              1.49%
 Portfolio turnover rate                        125%               105%
 Average commission rate paid on portfolio
   investment transactions                   $0.0365                N/A

<F10>  Commencement of operations January 1, 1995.
<F11>   Net  of  waivers by ICAP.  Without  waivers  of
expenses,  the ratio of expenses to average net  assets
would  have been 1.12% and 1.44%, and the ratio of  net
investment income to average net assets would have been
0.83%  and 0.85% for the years ended December 31,  1996
and December 31, 1995, respectively.

See notes to financial statements.

           NOTES TO FINANCIAL STATEMENTS
                   December 31, 1996

                   1.  Organization

ICAP  Funds, Inc. ("ICAP") was incorporated on November
1,  1994 under the laws of the State of Maryland and is
registered as an open-end management investment company
under  the  Investment Company Act of  1940.  Both  the
Discretionary   Equity  and  Equity   Portfolios   (the
"Portfolios") are diversified portfolios of ICAP.   The
Discretionary Equity and Equity Portfolios issued and sold 4,950 and 50 shares of common stock, respectively
("initial  shares") at $20 per share  to  Institutional
Capital Corporation. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. Both Portfolios commenced operations on January 1, 1995.

          2.  Significant Accounting Policies

The  following  is a summary of significant  accounting
policies   consistently  followed  by   ICAP   in   the
preparation   of   its  financial  statements.    These
policies are in conformity with generally accepted accounting principles.

a)   Investment  Valuation - Common  stocks  and  other
     equity-type  securities are  valued  at  the  last
     sales price on the national securities exchange or
     Nasdaq  on  which  such securities  are  primarily
     traded;  however, securities traded on a  national
     securities exchange or Nasdaq for which there were
     no  transactions on a given day or securities  not
     listed on an exchange or Nasdaq are valued at  the
     most  recent  bid  prices.   Debt  securities  are
     valued   by   a  pricing  service  that   utilizes
     electronic data processing techniques to determine
     values   for  normal  institutional-sized  trading
     units  of  debt securities without regard  to  the
     existence  of sale or bid prices when such  values
     are  believed to more accurately reflect the  fair
     value  of such securities; otherwise, actual  sale
     or  bid prices are used.  Any securities or  other
     assets for which market quotations are not readily
     available  are valued at fair value as  determined
     in  good  faith  by the Board of Directors.   Debt
     securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b)   Federal  Income and Excise Taxes   -  It  is  each
     Portfolio's policy to meet the requirements of the
     Internal  Revenue  Code  applicable  to  regulated
     investment    companies    and    to    distribute
     substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.


c)   Distributions to Shareholders - Dividends from net
     investment income are declared and paid quarterly.
     Dividends  differ from book net investment  income
     due  to  the nondeductible tax treatment of  items
     such  as organization costs. Distributions of  net
     realized  capital gains, if any, will be  declared
     at  least annually.  Distributions to shareholders
     are   recorded  on  the  ex-dividend   date.   The
     character  of distributions made during  the  year
     from  net  investment income or net realized  gain
     may  differ from the characterization for  federal
     income  tax  purposes due to  differences  in  the
     recognition of income, expense and gain items  for
     financial  statement  and  tax  purposes.    Where
     appropriate, reclassifications between  net  asset
     accounts  are made for such differences  that  are
     permanent in nature.  Accordingly, at December 31,
     1996,   reclassifications   were   recorded   from
     undistributed net investment income to reduce paid-in capital by $4,064 for both the Discretionary
     Equity and Equity Portfolios.


d) Short-term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement.
     The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.


e)   Other - Investment transactions are accounted  for
     on   the  trade  date  plus  one.  The  Portfolios
     determine  the  gain  or loss  realized  from  the
     investment transactions by comparing the  original
     cost  of  the security lot sold
     with the net  sale
     proceeds.  Dividend income is recognized on the ex-
     dividend date and interest income is recognized on
     an  accrual  basis.  The preparation of  financial
     statements  in conformity with generally  accepted
     accounting principles requires management to  make
     estimates and assumptions that affect the reported
     amounts  of  assets and liabilities and disclosure
     of  contingent assets and liabilities at the  date
     of  the  financial  statements, and  the  reported
     amounts  of increases and decreases in net  assets
     from   operations  during  the  reporting  period.
     Actual results could differ from those estimates.

            3.  Capital Share Transactions

Transactions in shares of the Portfolios were as follows:


                            Discretionary
                                Equity                        Equity
                              Portfolio                      Portfolio
                            Year           Year         Year          Year
                           Ended          Ended        Ended         Ended
                          Dec. 31,       Dec. 31,      Dec.31,      Dec. 31,
                            1996           1995         1996          1995

Shares sold              2,292,674      1,392,981      3,514,078   1,783,850
Shares issued to
 holders in
 reinvestment of
 distributions             271,211         78,723        222,754      94,610
Shares redeemed           (301,710)        (7,080)      (748,775)    (81,017)
Net increase             2,262,175      1,464,624      2,988,057   1,797,443

              4.  Investment Transactions

The   aggregate  purchases  and  sales  of  securities,
excluding short-term investments and U.S. government obligations, for the Portfolios for the year ended
December 31, 1996 are summarized below:


                                 Discretionary
                                     Equity         Equity
                                   Portfolio       Portfolio

          Purchases            $164,745,702      $186,468,500
          Sales                $113,677,828      $111,724,339


There  were  no  purchases or sales of U.S.  government
obligations.   At  December 31, 1996, gross  unrealized
appreciation and depreciation of investments, based on cost for federal income tax purposes of $95,160,869 and $130,506,391 for the Discretionary Equity and Equity
Portfolios, respectively, were as follows:


                                 Discretionary
                                     Equity        Equity
                                   Portfolio     Portfolio

          Appreciation          $15,741,387    $19,489,660
          Depreciation            (665,554)       (989,889)
          Net appreciation on
           investments         $15,075,833     $18,499,771


For the year ended December 31, 1996, 100% of dividends paid from net investment income, excluding short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of both the Discretionary Equity and Equity Portfolios.

           5.  Investment Advisory Agreement

The Portfolios have an agreement with the Adviser, with
whom  certain  officers  and  directors  of  ICAP   are
affiliated, to furnish investment advisory services  to
the Portfolios.  Under the terms of this agreement, the
Portfolios  will pay the Adviser a monthly fee  at  the
annual  rate  of 0.80% of average net assets.   If  the
aggregate    annual   operating   expenses   (excluding
interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed
0.80%, the Adviser has agreed to voluntarily reimburse the Portfolios for the amount of such excess.

           REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Directors of the ICAP
Funds, Inc.

We have audited the accompanying statements of assets and liabilities of the ICAP Funds, Inc. (the "Fund")
(comprising, respectively, the Discretionary Equity and the Equity Portfolios), including the schedules of investments in securities, as of December 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We  conducted  our audits in accordance with  generally
accepted  auditing standards.  Those standards  require
that we plan and perform the audit to obtain reasonable
assurance  about whether the financial  statements  and
financial highlights are free of material misstatement.
An  audit includes examining, on a test basis, evidence
supporting the amounts and disclosures in the financial
statements.   Our  procedures included confirmation  of
securities   owned   as  of  December   31,   1996   by
correspondence  with  the  custodian.   An  audit  also
includes  assessing the accounting principles used  and
significant estimates made by management,  as  well  as
evaluating    the    overall    financial     statement
presentation. We believe that our audits provide a reasonable basis for our opinion.


In  our opinion, the financial statements and financial
highlights  referred to above present  fairly,  in  all
material  respects, the financial position of  each  of
the  respective  portfolios  constituting  ICAP  Funds,
Inc.,  as  of December 31, 1996, the results  of  their
operations for the year then ended, and the changes  in
their net assets and the financial highlights for  each
of   the  two  years  in  the  period  then  ended,  in
conformity    with   generally   accepted    accounting
principles.


                              COOPERS & LYBRAND L.L.P.


Milwaukee, Wisconsin
January 24, 1997

                       APPENDIX

                     BOND RATINGS


            Standard & Poor's Debt Ratings

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

            1.Likelihood  of  default --  capacity  and
            willingness  of  the  obligor  as  to   the
            timely payment of interest and repayment of principal in accordance with the terms of the obligation;

            2.Nature   of   and   provisions   of   the
            obligation;

            3.Protection  afforded  by,  and   relative
            position  of, the obligation in  the  event
            of  bankruptcy,  reorganization,  or  other
            arrangement  under the laws  of  bankruptcy
            and   other   laws   affecting   creditors'
            rights.

Investment Grade

      AAA Debt rated `AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB  Debt  rated `BBB' is regarded as  having  an
adequate  capacity to pay interest and repay principal.
Whereas   it   normally  exhibits  adequate  protection
parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade

      Debt  rated  `BB', `B', `CCC', `CC'  and  `C'  is
regarded    as    having   predominantly    speculative
characteristics  with  respect  to  capacity   to   pay
interest and repay principal.  `BB' indicates the least
degree of speculation and `C' the
highest.  While  such
debt  will  likely  have  some quality  and  protective
characteristics,   these  are   outweighed   by   large
uncertainties  or  major  risk  exposures  to   adverse
conditions.

       BB   Debt   rated   `BB'  has   less   near-term
vulnerability to default than other speculative issues.
However,  it  faces  major  ongoing  uncertainties   or
exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-
' rating.

      B  Debt rated `B' has a greater vulnerability  to
default but currently has the capacity to meet interest
payments  and principal repayments.  Adverse  business,
financial,  or  economic conditions will likely  impair
capacity  or  willingness to  pay  interest  and  repay
principal.   The `B' rating category is also  used  for
debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

      CCC Debt rated `CCC' has a currently identifiable
vulnerability   to  default,  and  is  dependent   upon
favorable  business, financial, and economic conditions
to  meet  timely payment of interest and  repayment  of
principal.    In   the   event  of  adverse   business,
financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

      CC Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

      C   Debt  rated `C' typically is applied to  debt
subordinated to senior debt which is assigned an actual
or  implied `CCC-' debt rating.  The `C' rating may  be
used  to  cover a situation where a bankruptcy petition
has   been   filed,  but  debt  service  payments   are
continued.

     CI The rating `CI' is reserved for income bonds on which no interest is being paid.

      D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


            Moody's Long-Term Debt Ratings

      Aaa  - Bonds which are rated Aaa are judged to be
of the best quality.  They carry the smallest degree of
investment risk and are generally referred to as  "gilt
edged".  Interest payments are protected by a large  or
by  an  exceptionally stable margin  and  principal  is
secure.   While  the  various protective  elements  are
likely to change, such changes as can be visualized are
most   unlikely  to  impair  the  fundamentally  strong
position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa - Bonds which are rated Baa are considered as
medium-grade obligations (i.e., they are neither highly
protected  nor poorly secured).  Interest payments  and
principal security appear adequate for the present  but
certain  protective elements may be lacking or  may  be
characteristically unreliable over any great length  of
time.    Such   Bonds   lack   outstanding   investment
characteristics   and   in   fact   have    speculative
characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes
Bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa  -  Bonds  which are rated Caa  are  of  poor
standing.   Such issues may be in default or there  may
be present elements of danger with respect to principal or interest.

       Ca   -   Bonds  which  are  rated  Ca  represent
obligations  which are speculative in  a  high  degree.
Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


      Fitch Investors Service, Inc. Bond Ratings

      Fitch  investment  grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

       Fitch   ratings  do  not  reflect   any   credit
enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but
not  necessarily  identical credit  quality  since  the
rating   categories   do  not   fully   reflect   small
differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch  ratings are based on information  obtained
from   issuers,  other  obligors,  underwriters,  their
experts,  and  other  sources  Fitch  believes  to   be
reliable.  Fitch does not audit or verify the truth  or
accuracy  of such information.  Ratings may be changed,
suspended, or withdrawn as a result of changes  in,  or
the   unavailability  of,  information  or  for   other
reasons.

            AAA Bonds considered to be investment grade
          and  of  the  highest  credit  quality.   The
          obligor  has an exceptionally strong  ability
          to pay interest and repay principal, which is
          unlikely   to   be  affected  by   reasonably
          foreseeable events.

             AA Bonds considered to be investment grade
          and   of  very  high  credit  quality.    The
          obligor's  ability to pay interest and  repay
          principal is very strong, although not  quite
          as  strong  as  bonds rated  `AAA'.   Because
          bonds rated in the `AAA'  and `AA' categories
          are    not   significantly   vulnerable    to
          foreseeable future developments, short-term debt of the issuers is generally rated `F-
          1+'.

              A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            BBB Bonds considered to be investment grade
          and  of  satisfactory  credit  quality.   The
          obligor's  ability to pay interest and  repay
          principal   is  considered  to  be  adequate.
          Adverse  changes in economic  conditions  and
          circumstances,  however, are more  likely  to
          have  adverse  impact  on  these  bonds  and,
          therefore,   impair  timely   payment.    The
          likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Fitch  speculative grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
(`BB' to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating
(`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

             BB  Bonds are considered speculative.  The
          obligor's  ability to pay interest and  repay
          principal  may  be  affected  over  time   by
          adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

             B Bonds are considered highly speculative.
          While  bonds  in  this  class  are  currently
          meeting   debt   service  requirements,   the
          probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

             CCC   Bonds   have  certain   identifiable
          characteristics which, if not  remedied,  may
          lead   to  default.   The  ability  to   meet
          obligations requires an advantageous business and economic environment.

             CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

             C Bonds are in imminent default in payment of interest or principal.

          DDD,
          DD
          and  D      Bonds are in default on  interest
          and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.
          `DDD' represents the highest potential for recovery of these bonds, and `D' represents the lowest potential for recovery.

      Duff & Phelps, Inc. Long-Term Debt Ratings

      These ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure,  and  management depth and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security,  (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection.

      The Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition
_______________________________________________________
AAA              Highest  credit  quality.   The   risk
               factors are negligible, being only slightly more
               than for risk-free U.S. Treasury debt.
_______________________________________________________
AA+            High credit quality.  Protection factors
               are strong.  Risk is modest, but may
AA             vary slightly from time to time because
               of economic conditions.
AA-
_______________________________________________________

A+             Protection  factors  are  average  but
               adequate.  However, risk factors are more
A              variable  and  greater  in  periods  of
               economic stress.
A-
_______________________________________________________

BBB+           Below  average protection  factors  but
               still considered sufficient for prudent
BBB            investment.  Considerable variability in
               risk during economic cycles.
BBB-
_______________________________________________________

BB+            Below investment grade but deemed likely
               to meet obligations when due.
BB             Present   or   prospective   financial
               protection factors fluctuate according to
BB-            industry conditions or company fortunes.
               Overall quality may move up or
               down frequently within this category.

_______________________________________________________

B+              Below  investment grade and  possessing
                risk that obligations will not be met
B               when due.  Financial protection factors
                will fluctuate widely according to
B-              economic  cycles,  industry  conditions
                and/or company fortunes.  Potential
                exists  for  frequent  changes  in  the
                rating within this category or into a higher
                or lower rating grade.
_______________________________________________________

CCC             Well below investment grade securities.
                Considerable uncertainty exists as to
                timely payment of principal, interest or
                preferred dividends.
                Protection factors are narrow and  risk
                can be substantial with unfavorable
                economic/industry  conditions,  and/or
                with unfavorable company developments.
_______________________________________________________

DD             Defaulted  debt  obligations.   Issuer
               failed to meet scheduled principal and/or
               interest payments.
DP             Preferred    stock   with    dividend
               arrearages.
_______________________________________________________


                  SHORT-TERM RATINGS

      Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

      Ratings graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

      A-1 This highest category indicates that the degree of safety regarding timely payment is strong.
Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2  Capacity for timely payment on  issues  with
this   designation  is  satisfactory.    However,   the
relative degree of safety is not as high as for issues designated `A-1'.

     A-3 Issues carrying this designation have adequate
capacity  for timely payment.  They are, however,  more
vulnerable  to  the  adverse  effects  of  changes   in
circumstances than obligations carrying the higher designations.

      B Issues rated `B' are regarded as having only speculative capacity for timely payment.

      C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

      D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless
S&P believes that such payments will be made during such grace period.


           Moody's Commercial Paper Ratings

      The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers  rated  Prime-1  (or  related  supporting
institutions) have a superior capacity for repayment of
short-term  promissory obligations.  Prime-1  repayment
capacity  will  normally be evidenced by the  following
characteristics:  (i) leading market positions in  well
established  industries, (ii) high rates of  return  on
funds   employed,  (iii)  conservative   capitalization
structures  with moderate reliance on  debt  and  ample
asset   protection,  (iv)  broad  margins  in  earnings
coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers  rated  Prime-2  (or  related  supporting
institutions) have a strong capacity for  repayment  of
short-term promissory obligations.  This will  normally
be  evidenced  by  many  of the  characteristics  cited
above,  but  to  a lesser degree. Earnings  trends  and
coverage  ratios, while sound, will be more subject  to
variation.  Capitalization characteristics, while still
appropriate,   may   be  more  affected   by   external
conditions.  Ample alternate liquidity is maintained.

      Issuers  rated  Prime-3  (or  related  supporting
institutions) have an acceptable capacity for repayment
of  short-term promissory obligations.  The  effect  of
industry characteristics and market composition may  be
more   pronounced.    Variability   in   earnings   and
profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.


   Fitch Investors Service, Inc. Short-Term Ratings

       Fitch's   short-term  ratings  apply   to   debt
obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          F-1+   Exceptionally  Strong  Credit  Quality
          Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1    Very  Strong  Credit  Quality   Issues
          assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

          F-2  Good Credit Quality Issues assigned this
          rating   have   a  satisfactory   degree   of
          assurance for timely payment but the margin of safety is not as great as for issues assigned `F-1+' and `F-1' ratings.

          F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S  Weak Credit Quality Issues assigned this
          rating  have  characteristics  suggesting   a
          minimal   degree  of  assurance  for   timely
          payment   and  are  vulnerable  to  near-term
          adverse changes in financial and economic conditions.

          D     Default Issues assigned this rating are
          in actual or imminent payment default.

      LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


      Duff & Phelps, Inc. Short-Term Debt Ratings

      Duff  & Phelps' short-term ratings are consistent
with   the   rating  criteria  used  by  money   market
participants.   The  ratings apply to  all  obligations
with maturities of under one year, including commercial
paper,   the  uninsured  portion  of  certificates   of
deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

      Emphasis is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines,  and  the capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

     Rating Scale:  Definition

               High Grade

               D-1+   Highest   certainty   of   timely
               payment.       Short-term     liquidity,
               including  internal  operating   factors
               and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

               D-1    Very  high  certainty  of  timely
               payment.     Liquidity    factors    are
               excellent   and   supported   by    good
               fundamental  protection  factors.   Risk
               factors are minor.

               D-1-  High certainty of timely  payment.
               Liquidity   factors   are   strong   and
               supported by good fundamental protection factors. Risk factors are very small.

               Good Grade

               D-2   Good  certainty of timely payment.
               Liquidity     factors    and     company
               fundamentals   are   sound.     Although
               ongoing funding needs may enlarge  total
               financing   requirements,   access    to
               capital markets is good. Risk factors are small.

               Satisfactory Grade

               D-3   Satisfactory liquidity  and  other
               protection factors qualify issue  as  to
               investment  grade.   Risk  factors   are
               larger  and  subject to more  variation.
               Nevertheless,    timely    payment    is
               expected.

               Non-investment Grade

               D-4         Speculative       investment
               characteristics.    Liquidity   is   not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               Default

               D-5       Issuer  failed  to  meet   scheduled
               principal and/or interest payments.

                             PART C

                       OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements (All included in
          Parts A and B)

            Financial Statements

               Schedules of Investments

               Statements of Assets and Liabilities

               Statements of Operations

               Statements of Changes in Net Assets

               Financial Highlights

               Notes to Financial Statements

               Report of Independent Accountants

          (b)  Exhibits


              (1) Registrant's Articles of Incorporation

              (2) Registrant's By-Laws

              (3) None

              (4) None

              (5) Investment Advisory Agreement

              (6) None

              (7) None

              (8) Custodian Agreement with United Missouri Bank, n.a.

            (9.1) Transfer Agency Agreement with Sunstone Financial Group, Inc.*

            (9.2) (a)  Administration and
                  Fund Accounting Agreement with
                  Sunstone Financial Group, Inc.

                  (b)  Amendment to Administration
                  and Fund Accounting Agreement with
                  Sunstone Financial Group, Inc. dated
                  January 1, 1996*

             (10) Opinion and Consent of Godfrey & Kahn, S.C.

             (11) Consent of Coopers & Lybrand L.L.P.

             (12) None

             (13) Subscription Agreements

             (14) (a)  Individual Retirement Trust Account

                  (b)  Supplement to IRA Disclosure Statement and
                  Custodial Agreement

             (15) None

             (16) Schedule for Computation
              of Performance Quotations

             (17) Financial Data Schedule**

             (18) None


*    Incorporated by reference from Registrant's
     Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April
     29, 1996.


** Incorporated by reference from Registrant's N-SAR as filed with the Securities and Exchange
     Commission on February 27, 1997.

Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                             Number of Record Holders
     Title of Securities       as of April 1, 1996

     Common Stock, $.01 par value      247

Item 27.  Indemnification

      Article  VI  of Registrant's By-Laws provides  as
follows:

              ARTICLE VI INDEMNIFICATION

           The  Corporation  shall  indemnify  (a)  its
     Directors   and  officers,  whether  serving   the
     Corporation or at its request any other entity, to
     the  full  extent  required or  permitted  by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     Investment  Company Act of 1940, as  amended,  and
     (b)  other employees and agents to such extent  as
     shall be authorized by the Board of Directors  and
     be  permitted  by  law.  The foregoing  rights  of
     indemnification  shall not  be  exclusive  of  any
     other    rights    to    which    those    seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Adviser

      None.

Item 29.  Principal Underwriters

     (a)  None

     (b)  None

     (c)  None

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company   Act   of  1940  and  the  rules   promulgated
thereunder  are  in  the  possession  of  Institutional
Capital  Corporation, Registrant's investment  adviser,
at  Registrant's corporate offices, except (1)  records
held  and  maintained  by UMB  Bank,  n.a.,  928  Grand
Avenue,  Kansas City, Missouri 64141, relating  to  its
function  as custodian, (2) records held and maintained
by  Sunstone  Financial Group, Inc., 207  East  Buffalo
Street, Suite 400, Milwaukee, Wisconsin 53202, relating
to  its  function as administrator and fund  accountant
and   (3)  records  held  and  maintained  by  Sunstone
Investor Services, LLC, relating to its function as transfer agent, 207 East Buffalo Street, Suite B-15,
Milwaukee, Wisconsin 53202.

Item 31.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

          (a)   Registrant undertakes to call a meeting
          of shareholders, if requested to do so by the
          holders  of  at least 10% of the Registrant's
          outstanding shares, for the purpose of voting
          upon the question of removal of a director or
          directors.  The Registrant also undertakes to
          assist    in   communications   with    other
          shareholders as required by Section 16(c) of the Investment Company Act of 1940; and

          (b)   Registrant undertakes to  furnish  each
          person to whom a Prospectus is delivered with
          a   copy  of  the  Registrant's  1996  Annual
          Report, upon request and without charge.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   certifies  that  it  meets  all   of   the
requirements  for  effectiveness of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities
Act  of  1933  and has duly caused this  Post-Effective
Amendment No. 5 to the Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 28th day of April, 1997.

                                 ICAP FUND, INC.
                                 (Registrant)


                              By:/s/ Robert H. Lyon
                                 ------------------------
                                 Robert H. Lyon
                                 President

       Each   person  whose  signature  appears   below
constitutes and appoints Robert H. Lyon and  Pamela  H.
Conroy, and each of them, his true and lawful attorney-
in-fact  and agent with full power of substitution  and
resubstitution,  for  him and in his  name,  place  and
stead,  in any and all capacities, to sign any and  all
post-effective   amendments   to   this    Registration
Statement  and  to  file the same,  with  all  exhibits
thereto,   and   any  other  documents  in   connection
therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                           Date

/s/  Pamela  H. Conroy    Vice President, Treasurer       April 28, 1997
-----------------------   and a Director
Pamela H. Conroy

/s/ Dr. James A. Gentry   Director                        April 28, 1997
-----------------------
Dr. James A. Gentry


----------------------    Director                        April__, 1997
Joseph Andrew Hays

/s/  Robert  H. Lyon      President and a Director        April 28, 1997
----------------------
Robert H. Lyon

/s/  Gary S. Maurer       Director                        April 28, 1997
----------------------
Gary S. Maurer

/s/ Harold W. Nations     Director                        April 28, 1997
----------------------
Harold W. Nations

/s/  Donald  D. Niemann   Vice President, Secretary       April 28, 1997
-----------------------   and a Director
Donald D. Niemann

/s/ Barbara C. Schanmier  Director                        April 28, 1997
------------------------
Barbara C. Schanmier

                   EXHIBIT INDEX

Exhibit No.    Exhibit

  (1)  Registrant's Articles of Incorporation

  (2)  Registrant's By-Laws

  (3)  None

  (4)  None

  (5)  Investment Advisory Agreement

  (6)  None

  (7)  None

  (8)  Custodian Agreement with United Missouri Bank, n.a.

  (9.1)  Transfer Agency Agreement with
         Sunstone Financial Group, Inc.
         (previously filed as Exhibit 9.1 to
         Registrant's Post-Effective
         Amendment  No.  4  to  Registration
         Statement  on Form N-1A, File  Nos.
         811-8850 and 33-86006)

  (9.2)  (a) Administration and Fund
             Accounting Agreement with
             Sunstone Financial Group, Inc.

         (b) Amendment to Administration  and
             Fund  Accounting Agreement  with
             Sunstone  Financial Group,  Inc.
             dated January 1, 1996
             (previously  filed  as Exhibit
             9.2(b)  to  Registrant's   Post-
             Effective  Amendment  No.  4  to
             Registration Statement  on  Form
             N-1A,  File  Nos.  811-8850  and
             33-86006)

  (10)  Opinion and Consent of Godfrey & Kahn, S.C.

  (11)  Consent of Coopers & Lybrand L.L.P.

  (12)  None

  (13)  Subscription Agreement

  (14)  (a)  Individual Retirement Trust Account

        (b)   Supplement to IRA Disclosure Statement and Custodial Agreement

  (15)   None

  (16)   Schedule for Computation of Performance Quotations

  (17)    Financial   Data   Schedule
          (previously  filed   as   part   of
          Registrant's N-SAR, as  filed  with
          the    Securities   and    Exchange
          Commission on February 27, 1997)

   (18)   Powers of Attorney for  Directors and Officers
          (see signature page)